UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08397

 The Marsico Investment Fund
(Exact name of Registrant as specified in charter)

1200 17th Street, Suite 1600
Denver, Colorado  80202
(Address of principal executive offices) (Zip code)

Christopher J. Marsico
The Marsico Investment Fund
1200 17th Street, Suite 1600
Denver, Colorado  80202
(Name and address of agent for service)

Copies to:
Sander M. Bieber, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C.  20006

Registrant's telephone number, including area code: (303) 454-5600

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

Item 1.	Reports to Stockholders

FOUNDATIONS

SEMI-ANNUAL REPORT

MARCH 31, 2008

MARSICO FUNDS®

Helping you appreciate life™

A solid financial foundation can help you experience more opportunities in life.

YACS ▲0.28 MHPE ▼0.64 FOUNDATIONS ▲0.72 PCFL ▲0.39 BGPN

APRIL 2008

DEAR SHAREHOLDER:

Enclosed is your semi-annual report for The Marsico Investment Fund, encompassing the six-month fiscal period from October 1, 2007 to March 31, 2008.

The purpose of this report is to provide a retrospective for the Marsico Funds’ six-month investment results by discussing what we believe were the main areas that impacted performance – including the macroeconomic environment, sector and industry positioning, and individual stock selection – as compared to the Funds’ performance benchmark indexes.  Certain sector or industry classifications used in the discussion and review portions of the semi-annual report may be broader or narrower than those used in Key Fund Statistics, Fund Overviews, Schedules of Investments, or elsewhere in this report.  For our updated commentary regarding the market environment and the Funds’ overall investment postures, please refer to the Funds’ most recent quarterly shareholder update, which is available on the Funds’ website at www.marsicofunds.com.

We also wanted to remind you that on December 14, 2007, the transaction to purchase the Funds’ investment adviser, Marsico Capital Management, LLC, from Bank of America closed successfully, after receiving Marsico Fund shareholder approval earlier in 2007.  Marsico Capital Management is now an independent, employee-owned firm.  Marsico Capital Management continues to provide the same investment advisory services to the Funds as it did prior to the transaction.

TABLE OF CONTENTS

KEY FUND STATISTICS	4

MARKET ENVIRONMENT	7

MARSICO FOCUS FUND
Investment Review	9
Fund Overview	12
Schedule of Investments	13
Financial Statements	14-16

MARSICO GROWTH FUND
Investment Review	9
Fund Overview	17
Schedule of Investments	18
Financial Statements	20-22

MARSICO 21ST CENTURY FUND
Investment Review	23
Fund Overview	25
Schedule of Investments	26
Financial Statements	28-30

MARSICO INTERNATIONAL OPPORTUNITIES FUND
Investment Review	31
Fund Overview	33
Schedule of Investments	34
Financial Statements	37-39

MARSICO FLEXIBLE CAPITAL FUND
Investment Review	40
Fund Overview	42
Schedule of Investments	43
Financial Statements	45-47

MARSICO GLOBAL FUND
Investment Review	48
Fund Overview	50
Schedule of Investments	51
Financial Statements	53-55

NOTES TO FINANCIAL STATEMENTS	56

EXPENSE EXAMPLE	65

OTHER INFORMATION	68

KEY FUND STATISTICS (UNAUDITED)

For additional disclosures about the Marsico Funds, please see page 6. The performance data quoted here represent past performance, and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

KEY FUND STATISTICS (UNAUDITED)

Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 888.860.8686 or visit www.marsicofunds.com. A redemption fee may be imposed on redemptions or exchanges of Fund shares held for 30 days or less.

KEY FUND STATISTICS (UNAUDITED)
*

The Total Annual Operating Expenses and Net Expenses are reflective of the information disclosed in the Funds’ Prospectus dated February 1, 2008. The information may differ from the expense ratios disclosed in this report.

†
The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Flexible Capital Fund and Global Fund (excluding interest, taxes, acquired fund fees and expenses, litigation, brokerage and extraordinary expenses) to an annual rate of 0.75% of each Fund’s average net assets until December 31, 2008. This fee waiver may be terminated at any time after December 31, 2008. The Adviser may recoup any waived amount from a Fund pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. Prior to June 1, 2007, the Adviser’s expense limitation agreement relating to the Flexible Capital Fund limited total expenses to an annual rate of 1.60% of average net assets. As a result, the Net Expenses exceed 0.75% for the Flexible Capital Fund.

(1)
The performance data quoted here represent past performance, and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com. A redemption fee may be imposed on redemptions or exchanges of Fund shares held for 30 days or less.

For the Flexible Capital Fund and the Global Fund, initial public offerings ("IPOs") made a significant positive contribution to the Funds’ recent performance. There can be no assurance that similar contributions from IPOs will continue in the future.

The performance included in the table and graph does not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares.

The performance returns for the 21st Century Fund (for the period prior to March 31, 2004), the International Opportunities Fund (for the period prior to September 30, 2004), the Flexible Capital Fund (for the period prior to March 31, 2008), and the Global Fund (for the period prior to March 31, 2008) reflect a fee waiver in effect; in the absence of such a waiver, the returns would be reduced. For the period beginning April 2004 through January 2005, performance returns for the 21st Century Fund would be higher but for the reimbursement of fees waived previously. For the period beginning October 2004 through December 2005, performance returns for the International Opportunities Fund would be higher but for the reimbursement of fees waived previously.

(2)
Sector weightings represent the percentage of the respective Fund’s investments (excluding cash equivalents) in certain general sectors. These sectors may include more than one industry. The Fund’s portfolio composition is subject to change at any time.

(3)
This chart assumes an initial investment of $10,000 made on March 31,1998 for the Focus Fund and Growth Fund and on the inception date of the other Funds. Total returns are based on net change in NAV, assuming reinvestment of distributions.

Inception dates are as follows:
Marsico Focus Fund: December 31, 1997
Marsico Growth Fund: December 31, 1997
Marsico 21st Century Fund: February 1, 2000
Marsico International Opportunities Fund: June 30, 2000
Marsico Flexible Capital Fund: December 29, 2006
Marsico Global Fund: June 29, 2007

APRIL 2008

MARKET ENVIRONMENT: OCTOBER 2007 – MARCH 2008 (UNAUDITED)

In assessing the Funds’ performance over the six-month fiscal period ended March 31, 2008 it may be helpful to review how broader equity markets fared during this time frame.  Pessimism dominated the markets.  Stock prices buckled throughout the period, bowing to an ever-growing array of concerns regarding slowing US economic growth, intensifying housing price declines, higher foreclosure rates, renewed credit market turmoil, liquidity shortages, surging commodity prices, weakening employment, softening consumer discretionary spending, and decelerating global economic growth.

Following is a recap of global stock market performance using several well-known benchmark indexes:

modestly outperformed small-capitalization equities during the period.  International equities, particularly emerging market equities, surpassed US equity returns by a considerable margin but were solidly in negative territory. The negative returns experienced in international markets were a sharp reversal from the prior six-month period, when international equities, particularly emerging market equities, posted strong gains.

US LARGE-CAPITALIZATION EQUITIES

US large-cap stocks moved lower during the six-month period ended March 31, 2008.   Nine of the 10 S&P 500 Index economic sectors, as defined under the Global Industry Classification Standard ("GICS"), were in negative territory.  Financials
(-26%), Telecommunication Services
(-18%), Consumer Discretionary (-15%), Information Technology (-15%), and Health Care
(-12%) were the weakest-performing sectors. Other sectors experienced more muted losses, atleast in comparison to the sectors just mentioned.  These included Industrials (-8%), Utilities (-3%), Materials (-3%), and Energy
(-3%). Consumer Staples – this should generally considered to be one of the more "defensive" sectors of the Index – was the sole sector to post a positive return of just 2%.

At an industry level, investment results also demonstrated widespread weakness. Financials-related industries were among the poorest-performing groups, including Banks (-32%), Diversified Financials (-28%), Insurance (-21%),
and Real Estate (-12%). Other notable industry laggards included Automobiles & Components
(-27%), Semiconductor & Semiconductor Equipment (-21%), Retailing (-18%), Technology Hardware & Equipment (-16%), and Media
(-16%). Only a few industries posted modest, positive returns: Transportation (+3%), Food & Staples Retailing (+2%), Food, Beverage & Tobacco (+2%), and Household & Personal Products (+1%).

Index Name	Universe of Equities Represented	Six-Month Total Return
US
S&P 500	US large-capitalization equities	-12.46%
Russell 3000	US publicly-traded equities of all sizes	-12.54%
Russell 2000	US small-capitalization equities	-14.02%
Russell Mid-Cap	US medium-capitalization equities	-13.17%

INTERNATIONAL
MSCI EAFE (US$)	Equities in developed international equity markets, including Japan, Western Europe, and Australasia.	-10.50%
MSCI Emerging markets (US$)	Equities in developing international equity markets, including China, India, Eastern Europe, and Latin America	-7.76%
MSCI ACWI (US$)	Equities in the global developed and emerging markets	-10.91%

As shown above, losses were broad-based,
with negative returns experienced across
market capitalizations and geographic regions.
Some areas were able to weather the storm
better than others.  US large- and medium-
capitalization equities

APRIL 2008

MARKET ENVIRONMENT: OCTOBER 2007 – MARCH 2008 (UNAUDITED) (continued)

US ALL-CAPITALIZATION EQUITIES

The performance of the broad US equity market, as measured by the Russell 3000 Index which encompasses companies of all sizes, was weak for the six-month period ended March 31, 2008. Medium- and small-capitalization companies modestly underperformed large-capitalization companies as the market seemed to favor higher-quality, lower-risk investment opportunities.  Weakness in the Russell 3000 Index was wide-spread.  Similar to the S&P 500 Index, sector-level performance for the Russell 3000 Index was negative across the board, with the notable exception of Consumer Staples, which eked out a return of 0.76%.

INTERNATIONAL EQUITIES

International equities posted weak results during the six-month period ended March 31, 2008, though surpassing their US equity counterparts by a significant margin. (Part of the outperformance of this asset class was attributable to a generally weakening US dollar, which favored US-based investors in international equities.)  Emerging markets, as reflected in the performance of the MSCI Emerging Markets Index compared with the MSCI EAFE Index, generally fared better than developed markets, benefiting from rising commodity and natural resource prices, although they still declined overall.  The weakness in international markets was a sharp contrast to earlier periods and seemed to reflect growing concerns that a slower US economic environment will have negative implications for global growth.

Currency fluctuations were pronounced throughout the period.  The US dollar struggled during the fiscal period, particularly as compared to the euro and the yen.

The MSCI EAFE Index’s largest country-level constituents had poor results for the period.
The United Kingdom and Japan, which together comprise nearly 42% of the Index, each posted returns of -13%.

From a GICS economic sector perspective (using the MSCI EAFE Index as a reference point), performance weakness was widespread. Eight GICS sectors in the MCSI EAFE Index had negative returns, the weakest being Information Technology (-20%), Financials (-15%),
Consumer Discretionary
(-13%), and Industrials (-12%). Similar to its US-equity counterpart, Consumer Staples was the best-performing foreign equity sector with a return of 2%. The Utilities sector also garnered a modest positive return of 0.73%. All other sectors were down between -7% and -10%.

At an industry level, weakness was broad-based.  With the exception of Food, Beverage & Tobacco (+5%), every GICS industry group in the MSCI EAFE Index had a negative return.  The significant "laggards" were Semiconductor & Semiconductor Equipment (-30%), Technology Hardware & Equipment (-23%), and Diversified Financials (-21%).

THE MARSICO INVESTMENT TEAM

MARSICO FOCUS FUND & MARSICO GROWTH FUND

INVESTMENT REVIEW BY TOM MARSICO (UNAUDITED)

The Focus Fund and Growth Fund underperformed their primary benchmark index for the six-month fiscal period ended March 31, 2008, generating total returns of -13.52% and -13.95%, respectively. For comparative purposes, the S&P 500 Index – which we consider to be the Funds’ primary benchmark index – had a total return of -12.46% for the period ended March 31, 2008. Please see the Funds’ Overviews for more detailed information about each Fund’s longer-term performance for various periods ended March 31, 2008.

The performance data for the Funds quoted here represent past performance, and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com.[1]

This review highlights Fund performance over a six-month fiscal period. Shareholders should keep in mind that the Funds are intended for long-term investors who hold their shares for substantially longer periods of time. You should also keep in mind that our views on all investments discussed in this report are subject to change at any time. References to specific securities, industries, and sectors discussed in this report are not recommendations to buy or sell such securities or related investments, and the Funds may not necessarily hold these securities or investments today. Please see the accompanying Schedule of Investments for the percentage of each Fund’s portfolio represented by the securities mentioned in this report.

As you know, the Focus Fund and Growth Fund often invest in similar growth companies. Their performance may differ at times, however, because of a variety of factors. Among other factors, the Focus Fund is a non-diversified mutual fund that may invest in a more concentrated portfolio and may hold the securities of fewer issuers than the Growth Fund. As a result, the Focus Fund may hold some securities that are different from those held by the Growth Fund, and may be more exposed to individual stock volatility than the Growth Fund or other mutual funds that invest in a larger number of securities.

FOCUS FUND

There were a number of factors that contributed to the Focus Fund’s underperformance for the six-month period ended March 31, 2008 (as compared with the S&P 500 Index):

•  Consumer Discretionary: Consumer Discretionary positions were an area of emphasis for the Focus Fund over the past six-month period. This hurt the Fund’s performance as compared to the benchmark index, as Consumer Discretionary was among the weaker-performing sectors of the S&P 500 Index. The Fund’s performance was also hurt by stock selection within the sector.  Hotel/casino operator holdings such as Las Vegas Sands Corp. (-45%), Wynn Resorts Ltd. (-33%), and MGM MIRAGE
(-32%) were among the Fund’s weakest-performing individual positions. Media position Comcast Corporation – Cl. A.declined -27% prior to being sold from the Fund. Home improvement retailer Lowe’s Companies, Inc. also struggled (-18%).

•  Health Care: The Fund’s holdings in the Health Care sector had a collective loss of -19% during the reporting period. Pharmaceutical company Merck & Co., Inc. (-34%) and health care services provider UnitedHealth Group, Inc. (-29%) detracted significantly from performance.

MARSICO FOCUS FUND & MARSICO GROWTH FUND

•  Consumer Staples: The Fund’s sole position in the Consumer Staples sector was retail pharmacy CVS Caremark Corporation (+3%). While the position posted a solid gain, the Fund would have benefitted by having more exposure to the Consumer Staples sector as it was the strongest-performing sector of the S&P 500 Index.  The Fund’s underweighted posture, therefore, imposed a significant "opportunity cost" on performance relative to the benchmark.

•  Information Technology: Certain Information Technology positions had inferior returns for the reporting period. Google, Inc. Cl. A, Microsoft Corporation, Apple, Inc., and Intel Corporation each declined approximately -22% during the periods held in the Fund. (Microsoft, Apple, and Intel were sold prior to March 31, 2008.)

There were a few areas of strength for the Focus Fund during the semi-annual period. Stock selection and an underweighted posture in the Financials area aided relative performance. The Fund’s Financials positions had an aggregate return of -15%. While this was a weak return on an absolute basis, the return far surpassed the -26% return of the S&P 500 Index Financials sector. The Fund further benefited from having less exposure to the troubled Financials sector than the benchmark index.

Stock selection in the Materials sector also assisted the Fund’s performance. Agricultural chemicals and products company Monsanto Company posted a return of 30% during the six-month period. Other strong positions included credit and debit card transaction processor Visa, Inc.– Cl. A (+42% following its initial public offering), Brazil-based energy services company Petroleo Brasileiro S.A. ADR (+37%), and restaurant company McDonald’s Corporation (+6%).

During the period, the Fund reduced its exposure to the Information Technology and Consumer Discretionary sectors while increasing its exposure to Industrials. The Fund’s cash position averaged approximately 5% during the six-month period. Cash and cash equivalents provided a limited measure of protection in the volatile market and helped preserve capital to some extent.

GROWTH FUND

The Growth Fund shared many of the Focus Fund’s performance attributes for the six-month period ended March 31, 2008, including:

•  Health Care: The Fund’s holdings in the Health Care sector skidded -25% during the reporting period, underperforming the S&P 500 Index’s sector return of -12%. Returns from stock selection were hampered by health care services company UnitedHealth Group, Inc. (-29%) and pharmaceuticals companies Merck & Co., Inc. (-34%), Amylin Pharmaceuticals, Inc. (-42%), and Schering-Plough Corporation (-39% prior to being sold).

•  Consumer Discretionary: Similar to the Focus Fund, the Growth Fund’s positions in the sector struggled, posting a return of -21% in aggregate. Hotel/casino operator holdings were the main weak points,including Las Vegas Sands Corp.
(-45%), Wynn Resorts Ltd.(-33%), and
MGM MIRAGE (-32%). Other individual holdings within the sector that posted sharp declines included media company Comcast Corporation – Cl. A (-26% prior to being sold) and home improvement retailer Lowe’s Companies, Inc. (-18%).

•  Consumer Staples: Like the Focus Fund, the Growth Fund was hurt by having less exposure, on average, to the strong-performing Consumer Staples sector than the benchmark index. The Fund also held a few positions that sagged during the period. United Kingdom-headquartered food retailer Tesco PLC and Netherlands-based brewery company Heineken N.V. ADR declined -19% and -11%, respectively.

MARSICO FOCUS FUND & MARSICO GROWTH FUND

Though the Fund’s overall performance was weak, there were a few areas that performed relatively well. Stock selection in the Financials area aided relative performance. The Fund’s Financials positions had an aggregate return of -21%, outpacing the S&P 500 Index Financials sector return of -26%. The Fund further benefited from having less exposure to the troubled Financials sector than the benchmark index.

Stock selection in the Materials sector also assisted the Fund’s six-month performance. Agricultural chemicals and products company Monsanto Company posted a return of 31% and industrial gas company Praxair, Inc. gained 1%. Certain other individual positions had solid returns. Credit card and debit card transaction processing company MasterCard, Inc.– Cl. A (+51%), railroad operator Union Pacific Corporation (+12%), and restaurant operators YUM! Brands, Inc.(+11%), and McDonald’s Corporation (+6%) were some of the Fund’s best-performing positions.

During the period, the Fund reduced its exposure to the Information Technology and Consumer Discretionary sectors while increasing its exposure to the Industrials and Energy sectors.

Fiscal Period-End Investment Posture

As of March 31, 2008 the Focus Fund’s and Growth Fund’s primary sector allocations were in Consumer Discretionary, Financials, Energy, Industrials, and Health Care. The Funds had little or no exposure to Utilities.

Sincerely,

THOMAS F. MARSICO
PORTFOLIO MANAGER

(1)	Total returns are based on net change in net asset value assuming reinvestment of distributions. A redemption fee of 2% may be imposed on redemptions or exchanges of Fund shares owned for 30 days or less. Please see the Prospectus for more information.

MARSICO FOCUS FUND

FUND OVERVIEW March 31, 2008 (Unaudited)

The Focus Fund invests primarily in the common stocks of large companies, normally a core position of 20–30 common stocks that are selected for their long-term growth potential.

PERFORMANCE COMPARISON

TOTAL ANNUAL OPERATING EXPENSES* 1.23%			GROWTH OF $10,000(1)

NET ASSETS
	3/31/08	$3,973,450,875

NET ASSET VALUE
	Net Asset Value Per Share	$17.26%

TOP FIVE HOLDINGS
	McDonald’s Corporation	7.43%
	Transocean, Inc.	5.26%
	Genentech, Inc.	4.97%
	Visa, Inc. – Cl. A	4.96%
	Industrial and Commercial Bank of China – Cl. H	4.90%

SECTOR ALLOCATION(2)

*	The Total Annual Operating Expenses are reflective of the information disclosed in the Funds’ Prospectus dated February 1, 2008 and may differ from the expense ratios disclosed in this report.

The performance data quoted here represent past performance, and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com. A redemption fee may be imposed on redemptions or exchanges of Fund shares held for 30 days or less.

The performance included in the table and graph does not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares.

(1)	This chart assumes an initial investment of $10,000 made on March 31, 1998. Total returns are based on net change in NAV, assuming reinvestment of distributions.
(2)
Sector weightings represent the percentage of the Fund’s investments (excluding cash equivalents) in certain general sectors. These sectors may include more than one industry. The Fund’s portfolio composition is subject to change at any time.

(3)	The Focus Fund commenced operations on December 31, 1997.

MARSICO FOCUS FUND
SCHEDULE OF INVESTMENTS March 31, 2008 (Unaudited)
	Number of Shares	Value	Percent of Net Assets		Number of Shares	Value	Percent of Net Assets
COMMON STOCKS				COMMON STOCKS CONTINUED

Aerospace/Defense				Oil Companies - Integrated
General Dynamics Corporation	1,219,401	$101,661,461	2.56%	Petroleo Brasileiro S.A. ADR	1,313,509	$ 134,122,404	3.38%
Lockheed Martin Corporation	1,653,143	164,157,100	4.13
		265,818,561	6.69	REITs - Warehouse/Industrial
				ProLogis	1,703,023	100,239,934	2.52
Agricultural Chemicals
Monsanto Company	1,356,002	151,194,223	3.81	Retail - Building Products
Automotive - Cars/Light Trucks				Lowe’s Companies, Inc.	4,335,365	99,453,273	2.50
Toyota Motor Corporation Spon. ADR	955,332	96,383,445	2.43
				Retail - Drug Store
Casino Hotels				CVS Caremark Corporation	3,935,624	159,432,128	4.01
Las Vegas Sands Corp.*	1,916,989	141,167,070	3.55
MGM MIRAGE*	1,167,803	68,631,782	1.73	Retail - Restaurants
Wynn Resorts Ltd.	1,516,682	152,638,876	3.84	McDonald’s Corporation	5,294,992	295,301,704	7.43
		362,437,728	9.12
				Super-Regional Banks - U.S.
Commercial Banks - Non-U.S.				Wells Fargo & Company	3,268,300	95,107,530	2.39
Industrial and Commercial Bank of China – Cl. H	279,647,100	194,752,081	4.90
				Telephone - Integrated
Commercial Services - Finance				AT&T, Inc.	2,970,796	113,781,487	2.86
MasterCard, Inc. – Cl. A	351,363	78,350,436	1.97
Visa, Inc. – Cl. A*	3,156,348	196,829,861	4.96	Transportation - Rail
		275,180,297	6.93	Norfolk Southern Corporation	864,129	46,939,487	1.18
				Union Pacific Corporation	1,070,378	134,203,994	3.38
Finance - Investment Banker/Broker						181,143,481	4.56
The Goldman Sachs Group, Inc.	694,515	114,865,836	2.89	Web Portals/Internet Service Providers
JPMorgan Chase & Co.	2,592,811	111,361,232	2.80	Google, Inc. – Cl. A*	337,217	148,533,972	3.74
Industrial Gases		226,227,068	5.69	TOTAL COMMON STOCKS (Cost $3,049,523,440)		3,770,577,730	94.90
Air Products and Chemicals, Inc.	862,992	79,395,264	2.00
				SHORT-TERM INVESTMENTS
Machinery - Farm
Deere & Company	367,131	29,532,018	0.74	SSgA Money Market Fund, 2.79%	1	1	0.00
Medical - Biomedical/Genetic				SSgA Prime Money Market Fund, 3.34%	113,926,928	113,926,928	2.87
Genentech, Inc.*	2,431,486	197,388,034	4.97	SSgA U.S. Government Money Market Fund, 2.07%	1	1	0.00
Medical - Drugs Merck & Co., Inc.	2,213,071	83,986,044	2.12	SSgA U.S. Treasury Money Market Fund, 1.17%	39,961,846	39,961,846	1.00

Medical - HMO UnitedHealth Group, Inc.	3,857,013	132,526,967	3.34	TOTAL SHORT-TERM INVESTMENTS (Cost $153,888,776)		153,888,776	3.87

Oil - Field Services				TOTAL INVESTMENTS (Cost $3,203,412,216)		3,924,466,506	98.77
Schlumberger Ltd.	1,604,959	139,631,433	3.51
Transocean, Inc.	1,545,922	209,008,654	5.26	Cash and Other Assets Less Liabilities		48,984,369	1.23
		348,640,087	8.77
				NET ASSETS		$3,973,450,875	100.00%

*	Non-income producing.
See notes to financial statements.

MARSICO FOCUS FUND

STATEMENT OF ASSETS & LIABILITIES March 31, 2008 (Unaudited)		STATEMENT OF OPERATIONS For the Six Months Ended March 31, 2008 (Unaudited)

(Amounts in thousands)		(Amounts in thousands)

ASSETS		INVESTMENT INCOME
Investments, at value (cost $3,203,412)	$ 3,924,467	Interest	$ 3,967
Receivable for investments sold	65,981	Dividends	31,811
Receivable for capital stock sold	5,582
Interest and dividends receivable	4,897	Total Investment Income	35,778
Prepaid expenses and other assets	755
		EXPENSES
Total Assets	4,001,682	Investment advisory fees	19,052
		Distribution fees	5,850
LIABILITIES		Transfer agent fees and expenses	2,461
Payable for investments purchased	17,961	Printing and postage expenses	409
Payable for capital stock redeemed	5,168	Custody and fund accounting fees	340
Accrued investment advisory fee	2,801	Fund administration fees	191
Accrued transfer agent fees and expenses	984	Professional fees	130
Accrued trustees’ fees	659	Miscellaneous	71
Accrued distribution fee	24	Federal and state registration fees	63
Accrued expenses and other liabilities	634	Trustees’ fees and expenses	(77)	(1)

Total Liabilities	28,231	Total Expenses	28,490

NET ASSETS	$ 3,973,451	Less expenses paid indirectly	(3)

NET ASSETS CONSIST OF		Net Expenses	28,487
Paid-in-capital	$ 3,247,584
Accumulated net investment income	6,351	NET INVESTMENT INCOME	7,291
Accumulated net realized loss on investments
and foreign currency transactions	(1,622)	REALIZED AND UNREALIZED GAIN/LOSS
Net unrealized appreciation on investments		Net realized gain on investments	105,294
and foreign currency translations	721,138	Net realized gain on foreign
		currency transactions	1,798
NET ASSETS	$ 3,973,451	Change in unrealized appreciation/
		depreciation on investments and
SHARES OUTSTANDING, $0.001 par value		foreign currency translations	(786,014)
(Unlimited shares authorized)	230,236
		Net Loss on Investments	(678,922)
NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE (NET		NET DECREASE IN NET ASSETS
ASSETS/SHARES OUTSTANDING)*	$ 17.26	RESULTING FROM OPERATIONS	$ (671,631)

* (1)

Not in thousands.

Includes $78,618 for trustees' fees and expenses and $(155,609) for the unrealized depreciation related to the mark to market of the shares in the Deferred Fee Plan during the six months ended March 31, 2008.

See notes to financial statements.

MARSICO FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months	Year
	Ended	Ended
	3/31/08	9/30/07
(Amounts in thousands)	(Unaudited)

OPERATIONS
Net investment income (loss)	$ 7,291	$ (9,832)
Net realized gain on investments	105,294	370,444
Net realized gain on foreign currency transactions	1,798	52
Change in unrealized appreciation/depreciation on
investments and foreign currency translations	(786,014)	622,469

Net increase (decrease) in net assets resulting from operations	(671,631)	983,133

DISTRIBUTIONS
Net investment income	—	(5,110)
Net realized gains	(416,043)	(118,228)
Total distributions	(416,043)	(123,338)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	655,922	1,232,491
Proceeds from reinvestment of distributions	407,742	120,538
Redemption fees	26	41
Redemption of shares	(1,054,227)	(1,777,658)

Net increase (decrease) from capital share transactions	9,463	(424,588)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,078,211)	435,207

NET ASSETS
Beginning of period	5,051,662	4,616,455

END OF PERIOD	$ 3,973,451	$ 5,051,662

Accumulated net investment income (loss)	6,351	(940)

TRANSACTIONS IN SHARES
Shares sold	33,652	62,930
Shares issued in reinvestment of distributions	20,326	6,311
Shares redeemed	(55,954)	(90,816)

NET DECREASE	(1,976)	(21,575)

See notes to financial statements.

MARSICO FOCUS FUND
FINANCIAL HIGHLIGHTS
	Six Months		Year	Year	Year	Year	Year
For a Fund Share Outstanding	Ended		Ended	Ended	Ended	Ended	Ended
Throughout the Period.	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
	(Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD	$ 21.75		$ 18.19	$ 17.45	$ 14.83	$ 13.49	$ 11.68

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.03		(0.04)	(0.02)	(0.03)	(0.05)	(0.03)
Net realized and unrealized
gains (losses) on investments	(2.72)		4.09	0.76	2.65	1.39	1.84

Total from investment operations	(2.69)		4.05	0.74	2.62	1.34	1.81

DISTRIBUTIONS & OTHER
Net investment income	—		(0.02)	—	—	—	—
Net realized gains	(1.80)		(0.47)	—	—	—	—
Redemption fees [See Note 2(i)]	—	(1)	— (1)	— (1)	— (1)	— (1)	—

Total distributions & other	(1.80)		(0.49)	—	—	—	—

NET ASSET VALUE, END OF PERIOD	$ 17.26		$ 21.75	$ 18.19	$ 17.45	$ 14.83	$ 13.49

TOTAL RETURN	(13.52)%	(3)	22.65%	4.24%	17.67%	9.93%	15.50%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000s)	$ 3,973,451		$ 5,051,662	$ 4,616,455	$ 3,740,191	$ 2,895,322	$ 2,282,113

Ratio of expenses to average net assets before expenses paid indirectly	1.22%	(2)	1.23%	1.24%	1.25%	1.30%	1.34%

Ratio of net investment income (loss) to average net assets, net expenses paid indirectly	0.31%	(2)	(0.20)%	(0.13)%	(0.18)%	(0.36)%	(0.54)%

Ratio of net investment income (loss) to average net assets, before expenses paid indirectly	0.31%	(2)	(0.21)%	(0.15)%	(0.21)%	(0.40)%	(0.59)%

Portfolio turnover rate	40%	(3)	69%	80%	84%	84%	90%

(1) Less than $0.01.
(2) Annualized.
(3) Not annualized for the six months ended March 31, 2008.
See notes to financial statements.

MARSICO GROWTH FUND

FUND OVERVIEW March 31, 2008 (Unaudited)

The Growth Fund invests primarily in the common stocks of large companies that are selected for their long-term growth potential. The Growth Fund will normally hold a core position of between 35 and 50 common stocks.

PERFORMANCE COMPARISON

TOTAL ANNUAL OPERATING EXPENSES* 1.24%			GROWTH OF $10,000(1)

NET ASSETS
	3/31/08	$2,689,102,988

NET ASSET VALUE
	Net Asset Value Per Share	$19.23

TOP FIVE HOLDINGS
	McDonald’s Corporation	5.02%
	MasterCard, Inc. – Cl. A	4.00%
	Monsanto Company	3.79%
	Lockheed Martin Corporation	3.73%
	Genentech, Inc.	3.59%

SECTOR ALLOCATION(2)

*	The Total Annual Operating Expenses are reflective of the information disclosed in the Funds’ Prospectus dated February 1, 2008 and may differ from the expense ratios disclosed in this report.

The performance data quoted here represent past performance, and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com. A redemption fee may be imposed on redemptions or exchanges of Fund shares held for 30 days or less.

The performance included in the table and graph does not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares.

(1)	This chart assumes an initial investment of $10,000 made on March 31, 1998. Total returns are based on net change in NAV, assuming reinvestment of distributions.
(2)
Sector weightings represent the percentage of the Fund’s investments (excluding cash equivalents) in certain general sectors. These sectors may include more than one industry. The Fund’s portfolio composition is subject to change at any time.

(3)	The Growth Fund commenced operations on December 31, 1997.

MARSICO GROWTH FUND
SCHEDULE OF INVESTMENTS March 31, 2008 (Unaudited)

	Number of Shares	Value	Percent of Net Assets		Number of Shares	Value	Percent of Net Assets
COMMON STOCKS				COMMON STOCKS CONTINUED

Aerospace/Defense				Industrial Gases
General Dynamics Corporation	1,095,705	$91,348,926	3.40%	Air Products and Chemicals, Inc.	306,946	$28,239,032	1.05%
Lockheed Martin Corporation	1,011,922	100,483,855	3.73	Praxair, Inc.	648,988	54,664,259	2.03
		191,832,781	7.13			82,903,291	3.08

Agricultural Chemicals				Machinery - Farm
Monsanto Company	913,069	101,807,193	3.79	Deere & Company	180,228	14,497,540	0.54

Automotive - Cars/Light Trucks				Medical - Biomedical/Genetic
Toyota Motor Corporation Spon. ADR	496,579	50,099,855	1.86	Genentech, Inc.*	1,190,110	96,613,130	3.59
				Medical - Drugs
Beverages - Non-Alcoholic				Merck & Co., Inc.	1,491,423	56,599,503	2.11
The Coca-Cola Company	326,748	19,889,151	0.74
				Medical - HMO
Brewery				UnitedHealth Group, Inc.	2,282,881	78,439,791	2.92
Heineken N.V. ADR	1,648,573	47,561,331	1.77
				Metal Processors & Fabricators
Casino Hotels				Precision Castparts Corp.	110,106	11,239,620	0.42
Las Vegas Sands Corp.*	851,582	62,710,498	2.33
MGM MIRAGE*	734,275	43,153,342	1.61	Oil - Field Services
Wynn Resorts Ltd.	791,390	79,645,490	2.96	Schlumberger Ltd.	996,136	86,663,832	3.22
		185,509,330	6.90	Transocean, Inc.	587,367	79,412,018	2.95
Cellular Telecommunications				Weatherford International Ltd.*	107,082	7,760,233	0.29
América Móvil, S.A.B. de C.V. ADR Ser. L	1,319,490	84,038,318	3.12			173,836,083	6.46
China Mobile Ltd.	5,181,000	77,089,398	2.87	Oil Companies - Exploration & Production
		161,127,716	5.99	Petrohawk Energy Corporation*	1,100,000	22,187,000	0.83
Commercial Banks - Non-U.S.
Industrial and Commercial Bank of China – Cl. H	124,880,000	86,969,040	3.24	Oil Companies - Integrated
				Petroleo Brasileiro S.A. ADR	829,066	84,655,929	3.15
Commercial Services - Finance
MasterCard, Inc. – Cl. A	482,768	107,652,436	4.00	Oil Field Machinery & Equipment
				Cameron International Corporation*	438,643	18,265,095	0.68
Diversified Manufacturing Operations
General Electric Company	1,556,887	57,620,388	2.14	Retail - Building Products
				Lowe’s Companies, Inc.	1,972,150	45,241,121	1.68
Energy - Alternate Sources
Vestas Wind Systems A/S*	106,178	11,599,240	0.43	Retail - Discount
				Costco Wholesale Corporation	227,097	14,754,492	0.55
Engineering/R&D Services
McDermott International, Inc.*	323,495	17,733,996	0.66	Retail - Drug Store
				CVS Caremark Corporation	1,586,579	64,272,315	2.39
Finance - Investment Banker/Broker
The Goldman Sachs Group, Inc.	465,844	77,045,939	2.87	Retail - Restaurants
JPMorgan Chase & Co.	1,735,445	74,537,363	2.77	McDonald’s Corporation	2,423,129	135,137,904	5.02
Merrill Lynch & Co., Inc.	303,742	12,374,449	0.46	Starbucks Corporation*	291,509	5,101,408	0.19
		163,957,751	6.10	YUM! Brands, Inc.	1,861,640	69,271,624	2.58
						209,510,936	7.79
Food - Retail
Tesco PLC	3,158,406	23,756,981	0.88	Super-Regional Banks - U.S.
				Wells Fargo & Company	2,104,013	61,226,778	2.28

* Non-income producing.
See notes to financial statements.

MARSICO GROWTH FUND
SCHEDULE OF INVESTMENTS March 31, 2008 (Unaudited)

	Number of Shares	Value	Percent of Net Assets		Number of Shares	Value	Percent of Net Assets
COMMON STOCKS CONTINUED				SHORT-TERM INVESTMENTS

Telephone - Integrated				SSgA Money Market Fund, 2.79%	1	$ 1	0.00%
AT&T, Inc.	1,957,797	$ 74,983,625	2.79%	SSgA Prime Money Market Fund, 3.34%	60,124,683	60,124,683	2.24
Therapeutics Amylin Pharmaceuticals, Inc.*	866,156	25,300,417	0.94	SSgA U.S. Government Money Market Fund, 2.07%	26,911,770	26,911,770	1.00
Transportation - Rail				SSgA U.S. Treasury Money Market Fund, 1.17%	26,911,769	26,911,769	1.00
Norfolk Southern Corporation	368,905	20,038,920	0.74
Union Pacific Corporation	719,712	90,237,491	3.36	TOTAL SHORT-TERM INVESTMENTS
		110,276,411	4.10	(Cost $113,948,223)		113,948,223	4.24
Web Portals/Internet Service Providers
Google, Inc. – Cl. A*	207,189	91,260,539	3.39	TOTAL INVESTMENTS (Cost $2,167,647,948)		2,700,887,421	100.44
Wireless Equipment				Liabilities Less Cash and Other Assets		(11,784,433)	(0.44)
QUALCOMM, Inc.	579,473	23,758,393	0.88	NET ASSETS		$2,689,102,988	100.00%

TOTAL COMMON STOCKS
(Cost $2,053,699,725)		2,586,939,198	96.20

* Non-income producing.
See notes to financial statements.

MARSICO GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES		STATEMENT OF OPERATIONS
March 31, 2008 (Unaudited)		For the Six Months Ended March 31, 2008 (Unaudited)

(Amounts in thousands)		(Amounts in thousands)

ASSETS		INVESTMENT INCOME
Investments, at value (cost $2,167,648)	$ 2,700,887	Interest	$ 1,739
Receivable for investments sold	17,153	Dividends	20,151
Receivable for capital stock sold	5,508
Interest and dividends receivable	2,349	Total Investment Income	21,890
Prepaid expenses and other assets	402
		EXPENSES
Total Assets	2,726,299	Investment advisory fees	12,607
		Distribution fees	3,708
LIABILITIES		Transfer agent fees and expenses	1,371
Payable for investments purchased	30,168	Printing and postage expenses	263
Payable for capital stock redeemed	3,347	Custody and fund accounting fees	262
Accrued investment advisory fee	1,940	Fund administration fees	148
Accrued distribution fee	478	Professional fees	80
Accrued transfer agent fees and expenses	437	Miscellaneous	58
Accrued trustees’ fees	359	Federal and state registration fees	56
Accrued expenses and other liabilities	467	Trustees’ fees and expenses	(2)	(1)

Total Liabilities	37,196	Total Expenses	18,551

NET ASSETS	$ 2,689,103	Less expenses paid indirectly	(2)

NET ASSETS CONSIST OF		Net Expenses	18,549
Paid-in-capital	$ 2,204,666
Accumulated net investment income	2,835	NET INVESTMENT INCOME	3,341
Accumulated net realized loss on investments
and foreign currency transactions Net unrealized appreciation on investments	(51,698)	REALIZED AND UNREALIZED GAIN/LOSS
and foreign currency translations	533,300	Net realized loss on investments	(46,094)
		Net realized loss on foreign currency transactions	(6)
NET ASSETS	$ 2,689,103	Change in unrealized appreciation/ depreciation on investments and foreign currency translations	(394,080)

SHARES OUTSTANDING, $0.001 par value (Unlimited shares authorized)	139,814	Net Loss on Investments	(440,180)

NET ASSET VALUE, REDEMPTION PRICE,		NET DECREASE IN NET ASSETS
AND OFFERING PRICE PER SHARE (NET		RESULTING FROM OPERATIONS	$ (436,839)
ASSETS/SHARES OUTSTANDING)*	$ 19.23

* (1)

Not in thousands.
Includes $65,990 for trustees' fees and expenses and $(67,739) for the unrealized depreciation related to the mark to market of the shares in the Deferred Fee Plan during the six months ended March 31, 2008.
See notes to financial statements.

MARSICO GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months	Year
	Ended	Ended
	3/31/08	9/30/07
(Amounts in thousands)	(Unaudited)

OPERATIONS
Net investment income (loss)	$ 3,341	$ (6,991)
Net realized gain (loss) on investments	(46,094)	118,821
Net realized gain (loss) on foreign currency transactions	(6)	21
Change in unrealized appreciation/depreciation on
investments and foreign currency translations	(394,080)	491,793

Net increase (decrease) in net assets resulting from operations	(436,839)	603,644

DISTRIBUTIONS
Net realized gains	(97,785)	—

Total distributions	(97,785)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	493,722	699,062
Proceeds from reinvestment of distributions	92,101	—
Redemption fees	84	41
Redemption of shares	(450,084)	(765,484)

Net increase (decrease) from capital share transactions	135,823	(66,381)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(398,801)	537,263

NET ASSETS
Beginning of period	3,087,904	2,550,641

END OF PERIOD	$ 2,689,103	$ 3,087,904

Accumulated net investment income (loss)	2,835	(506)

TRANSACTIONS IN SHARES
Shares sold	23,130	33,881
Shares issued in reinvestment of distributions	4,123	—
Shares redeemed	(21,300)	(37,077)

NET INCREASE (DECREASE)	5,953	(3,196)

See notes to financial statements.

MARSICO GROWTH FUND
FINANCIAL HIGHLIGHTS
	Six Months		Year	Year	Year	Year	Year
For a Fund Share Outstanding	Ended		Ended	Ended	Ended	Ended	Ended
Throughout the Period.	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$ 23.07		$ 18.61	$ 18.09	$ 15.95	$ 14.09	$ 11.88

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.02		(0.05)	(0.04)	(0.02)	(0.04)	(0.07)
Net realized and unrealized
gains (losses) on investments	(3.14)		4.51	0.56	2.16	1.90	2.28

Total from investment operations	(3.12)		4.46	0.52	2.14	1.86	2.21

DISTRIBUTIONS & OTHER
Net investment income	—		—	—	—	—	—
Net realized gains	(0.72)		—	—	—	—	—
Redemption fees [See Note 2(i)]	—	(1)	— (1)	— (1)	— (1)	—	—

Total distributions & other	(0.72)		—	—	—	—	—

NET ASSET VALUE, END OF PERIOD	$ 19.23		$ 23.07	$ 18.61	$ 18.09	$ 15.95	$ 14.09

TOTAL RETURN	(13.95)%	(3)	23.97%	2.87%	13.42%	13.20%	18.60%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000s)	$ 2,689,103		$ 3,087,904	$ 2,550,641	$ 2,125,668	$ 1,363,425	$ 789,220

Ratio of expenses to average net assets,before expenses paid indirectly	1.25%	(2)	1.24%	1.26%	1.26%	1.30%	1.38%

Ratio of net investment income (loss) to average net assets, net of expenses paid indirectly	0.23%	(2)	(0.25)%	(0.26)%	(0.14)%	(0.34)%	(0.62)%

Ratio of net investment income (loss) to average net assets, before expenses paid indirectly	0.23%	(2)	(0.25)%	(0.27)%	(0.16)%	(0.38)%	(0.67)%

Portfolio turnover rate	37%	(3)	53%	59%	73%	73%	91%

(1) Less than $0.01.
(2) Annualized.
(3) Not annualized for the six months ended March 31, 2008.
See notes to financial statements.

MARSICO 21ST CENTURY FUND

INVESTMENT REVIEW BY CORY GILCHRIST (UNAUDITED)

The 21st Century Fund posted a total return of
-13.60% for the six-month fiscal period ended March 31, 2008.  The return lagged the S&P 500 Index, which we consider to be the Fund’s primary benchmark index, which had a total return of
-12.46%.  For comparative purposes, the Russell 3000 Index, a proxy for the performance of all publicly-traded US equity securities including smaller capitalization companies (which may be a useful representation of the Fund’s ability to invest across the entire market capitalization spectrum), had a total return of -12.54%.  Although the Fund underperformed the benchmark during the past six months, the Fund’s longer-term performance generally continues to lead the S&P 500 Index.  Please see the Fund Overview for more detailed information about the Fund’s longer-term performance for various time periods ended March 31, 2008.

The performance data for the Fund quoted here represent past performance, and past performance is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com.[1]

This review highlights Fund performance over a six-month fiscal period.  Shareholders should keep in mind that the Funds are intended for long-term investors who hold their shares for substantially longer periods of time.  You should also keep in mind that our views on all investments discussed in this report are subject to change at any time.  References to specific securities, industries, and sectors discussed in this report are not recommendations to buy or sell such securities or related investments, and the Funds may not necessarily hold these securities or investments today.  Please see the accompanying

Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities mentioned in this report.

The following factors contributed to the Fund’s performance shortfall during the six-month period ended March 31, 2008:

•  Consumer Discretionary: For some time, the Fund has maintained an overweighted posture in the Consumer Discretionary sector as compared to the S&P 500 Index.  Over the longer term, that positioning has been a positive contributor to performance.  Over the past six months, however, this was not the case.  The Fund was adversely affected by having a significant allocation to the struggling sector and by individual stock selection within the sector.  The Fund’s hotel/casino operator positions were the main culprits.These positions included Las Vegas Sands Corp.(-45%), Wynn Resorts Ltd. (-33%), and
MGM MIRAGE (-31% prior to being sold).  Retailer
Saks, Inc. (-27%) and media company Comcast
Corporation – Cl. A (-27% prior to being sold) also disappointed.

•  Health Care: The Fund’s Health Care positions declined -22%, in aggregate, for the six-month period.  Amylin Pharmaceuticals, Inc. (-42%) and Onyx Pharmaceuticals, Inc. (-46% prior to being sold) were among the Fund’s weakest-performing individual securities.  Health care services provider UnitedHealth Group, Inc. dropped -29%, which had a material, negative effect on performance results.

Certain of the Fund’s Financials positions traded down sharply during the period.  Washington Mutual, Inc.
(-46% prior to being sold), Jefferies Group, Inc.
(-41%), and KKR Financial Holdings, LLC (-20%) were the primary culprits.  A further detractor to performance was the Fund’s positioning in the Energy sector.  The Fund had an underweighted position in this relatively strong-performing sector which hampered returns.

MARSICO 21ST CENTURY FUND

There were, however, a number of individual positions that performed well in the period.  Stock selection in the Information Technology sector was highlighted by a position in MasterCard, Inc.– Cl. A, which gained 52%.  Other holdings that performed well included real estate company The St. Joe Company (+31%), biopharmaceutical company Gilead Sciences, Inc. (+41%), agricultural products company Monsanto Company (+34%), and Danish wind energy turbine company Vestas Wind Systems A/S (+30%).

The 21st Century Fund has tended to have a relatively high portfolio turnover level because of its investment style.  Although the Fund may hold core positions for some time, it may change its portfolio composition quickly to take advantage of new opportunities, or to address issues affecting particular holdings.

The Fund’s cash and cash equivalents holdings represented 11% of the Fund’s net assets, on average, during the six-month period.  The Fund’s cash position helped to preserve capital to some degree in a declining market environment.  We anticipate that the Fund’s cash level may decline going forward as we add selectively to existing holdings and identify new investment opportunities.

Fiscal Period-End Investment Posture

As of March 31, 2008, the Fund’s primary economic sector allocations were in the following areas:  Consumer Discretionary, Financials, Industrials, Consumer Staples, and Information Technology. The Fund had little or no exposure to the Telecommunication Services and Utilities sectors.

Sincerely,

CORYDON J. GILCHRIST, CFA
PORTFOLIO MANAGER

(1) Total returns are based on net change in net asset value assuming reinvestment of distributions.  For the period prior to March 31, 2004, the performance returns for the 21st Century Fund reflect a fee waiver in effect; in the absence of such a waiver, the returns would have been reduced.  For the period beginning April 2004 through January 2005, performance returns for the Fund would have been higher but for the reimbursement of fees waived previously.  A redemption fee of 2% may be imposed on redemptions or exchanges of Fund shares owned for 30 days or less.  Please see the Prospectus for more information.

MARSICO 21ST CENTURY FUND

FUND OVERVIEW March 31, 2008 (Unaudited)

The 21st Century Fund invests primarily in common stocks that are selected for their long-term growth potential. The Fund may invest in companies of any size, and will normally hold a core position of between 35 and 50 common stocks.

PERFORMANCE COMPARISON

TOTAL ANNUAL OPERATING EXPENSES* 1.33%			GROWTH OF $10,000(1)(2)

NET ASSETS
	3/31/08	$2,384,353,222

NET ASSET VALUE
	Net Asset Value Per Share	$14.98

TOP FIVE HOLDINGS
	Costco Wholesale Corporation	7.42%
	MasterCard, Inc. – Cl. A	7.06%
	Raytheon Company	5.24%
	Wells Fargo & Company	4.65%
	Heineken Holding N.V.	3.87%

SECTOR ALLOCATION(3)

*	The Total Annual Operating Expenses are reflective of the information disclosed in the Funds’ Prospectus dated February 1, 2008 and may differ from the expense ratios disclosed in this report.

The performance data quoted here represent past performance, and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com. A redemption fee may be imposed on redemptions or exchanges of Fund shares held for 30 days or less.

The performance included in the table and graph does not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares.

(1)
The performance returns for the 21st Century Fund (for the period prior to March 31, 2004) reflect a fee waiver in effect; in the absence of such a waiver, the returns would be reduced. For the period beginning April 2004 through January 2005, performance returns for the 21st Century Fund would be higher but for the reimbursement of fees waived previously.

(2)	This chart assumes an initial investment of $10,000 made on February 1, 2000 (inception). Total returns are based on net change in NAV, assuming reinvestment of distributions.
(3)
Sector weightings represent the percentage of the Fund’s investments (excluding cash equivalents) in certain general sectors. These sectors may include more than one industry. The Fund’s portfolio composition is subject to change at any time.

MARSICO 21ST CENTURY FUND
SCHEDULE OF INVESTMENTS March 31, 2008 (Unaudited)

	Number of Shares	Value	Percent of Net Assets		Number of Shares	Value	Percent of Net Assets
COMMON STOCKS				COMMON STOCKS CONTINUED

Aerospace/Defense				Hotels & Motels
Raytheon Company	1,933,894	$ 124,948,891	5.24%	Starwood Hotels & Resorts Worldwide, Inc.	965,664	$ 49,973,112	2.10%
Aerospace/Defense - Equipment
DRS Technologies, Inc.	366,500	21,359,620	0.90	Investment Management Companies
				KKR Financial Holdings LLC@	3,703,163	46,882,044	1.97
Agricultural Chemicals
Monsanto Company	178,588	19,912,562	0.83	Investment Management/Advisory Services
Automotive - Cars/Trucks - Parts & Equipment				Oaktree Capital Management, LLC – Cl. A 144a	1,661,000	45,677,500	1.92
BorgWarner, Inc. Brewery	1,377,088	59,256,097	2.48	Medical - HMO UnitedHealth Group, Inc.	1,303,129	44,775,512	1.88
Heineken Holding N.V.	1,835,659	92,302,714	3.87
Casino Hotels				Oil Companies - Integrated Petroleo Brasileiro S.A. ADR	782,096	79,859,823	3.35
Las Vegas Sands Corp.*	1,226,853	90,345,455	3.79
Wynn Resorts Ltd.	540,401	54,385,957	2.28	Physicians Practice Management
		144,731,412	6.07	athenahealth, Inc.*	374,720	8,869,622	0.37
Commercial Services				Real Estate Operating/Development
Live Nation, Inc.*	1,207,727	14,649,729	0.61	The St. Joe Company	1,608,105	69,035,948	2.90

Commercial Services - Finance				REITs - Mortgage
MasterCard, Inc. – Cl. A	754,989	168,354,997	7.06	Redwood Trust, Inc.	217,029	7,889,004	0.33

Computer Services				REITs - Warehouse/Industrial
IHS, Inc. – Cl. A*	171,848	11,051,545	0.46	ProLogis	217,454	12,799,342	0.54

E-Commerce/Products				Resorts/Theme Parks
Blue Nile, Inc.*	282,408	15,292,393	0.64	Vail Resorts, Inc.*	879,935	42,492,061	1.78

Energy - Alternate Sources				Retail - Apparel/Shoes
Vestas Wind Systems A/S*	543,251	59,346,555	2.49	lululemon athletica, inc.*	434,033	12,339,558	0.52

Engineering/R&D Services				Retail - Discount
AECOM Technology Corporation*	618,355	16,083,414	0.67	Costco Wholesale Corporation	2,724,114	176,985,687	7.42
The Shaw Group, Inc.*	1,213,950	57,225,603	2.40
		73,309,017	3.07	Retail - Major Department Store
Finance - Investment Banker/Broker				Saks, Inc.*	3,602,925	44,928,475	1.88
Credit Suisse Group	941,076	47,901,915	2.01
Duff & Phelps Corporation – Cl. A*	877,495	15,786,135	0.66	Retail - Restaurants
Jefferies Group, Inc.	2,626,118	42,359,283	1.78	Chipotle Mexican Grill, Inc.*	115,852	13,141,092	0.55
JPMorgan Chase & Co.	1,509,471	64,831,779	2.72	McDonald’s Corporation	844,253	47,083,990	1.98
		170,879,112	7.17			60,225,082	2.53
Finance - Other Services				Super-Regional Banks - U.S.
Bovespa Holdings SA	2,927,160	39,452,518	1.65	Wells Fargo & Company	3,810,967	110,899,140	4.65

*	Non-income producing.
@	See notes to financial statements regarding affiliated companies.
See notes to financial statements.

MARSICO 21ST CENTURY FUND
SCHEDULE OF INVESTMENTS March 31, 2008 (Unaudited)

	Number of Shares	Value	Percent of Net Assets		Number of Shares	Value	Percent of Net Assets
COMMON STOCKS CONTINUED				SHORT-TERM INVESTMENTS

Therapeutics				SSgA Money Market Fund, 2.79%	11,841,508	$ 11,841,508	0.50%
Amylin Pharmaceuticals, Inc.* Gilead Sciences, Inc.*	2,319,787 1,063,701	$ 67,760,978 54,812,513	2.84 2.30%	SSgA Prime Money Market Fund, 3.34%	106,573,566	106,573,566	4.47
		122,573,491	5.14	SSgA U.S. Government Money Market Fund, 2.07%	47,366,029	47,366,029	1.98
Transportation - Rail America Latina Logistica S.A.	1,350,849	13,626,276	0.57	SSgA U.S. Treasury Money Market Fund, 1.17%	47,383,665	47,383,665	1.99
Canadian National Railway Company	210,099	10,151,984	0.43	Federal Home Loan Bank Discount Note, 1.50%, 4/1/08	129,700,000	129,700,000	5.44
		23,778,260	1.00
Web Portals/Internet Service Providers				TOTAL SHORT-TERM INVESTMENTS (Cost $342,864,768)		342,864,768	14.38
Google, Inc. – Cl. A*	186,728	82,248,082	3.45
				TOTAL INVESTMENTS (Cost $2,323,718,687)		2,399,943,673	100.65
TOTAL COMMON STOCKS (Cost $1,980,853,919)		2,057,078,905	86.27	Liabilities Less Cash and Other Assets		(15,590,451)	(0.65)
				NET ASSETS		$2,384,353,222	100.00%

* Non-income producing.
See notes to financial statements.

MARSICO 21ST CENTURY FUND

STATEMENT OF ASSETS AND LIABILITIES		STATEMENT OF OPERATIONS
March 31, 2008 (Unaudited)		For the Six Months Ended March 31, 2008 (Unaudited)

(Amounts in thousands)		(Amounts in thousands)

ASSETS		INVESTMENT INCOME
Investments, at value (cost $2,323,719)	$ 2,399,944	Interest	$ 5,120
Receivable for investments sold	7,199	Dividends (net of $10 of non-reclaimable
Receivable for capital stock sold	3,677	foreign withholding taxes)	13,616
Interest and dividends receivable	2,436
Prepaid expenses and other assets	332	Total Investment Income	18,736

Total Assets	2,413,588	EXPENSES
		Investment advisory fees	10,897
LIABILITIES		Distribution fees	3,205
Payable for investments purchased	23,133	Transfer agent fees and expenses	1,507
Payable for capital stock redeemed	2,623	Custody and fund accounting fees	296
Accrued investment advisory fee	1,726	Printing and postage expenses	208
Accrued distribution fee	864	Fund administration fees	138
Accrued trustees’ fees	293	Federal and state registration fees	93
Accrued transfer agent fees and expenses	279	Professional fees	64
Accrued expenses and other liabilities	317	Miscellaneous	33
		Trustees’ fees and expenses	(17)	(1)
Total Liabilities	29,235
		Total Expenses	16,424
NET ASSETS	$ 2,384,353
		Less expenses paid indirectly	(2)
NET ASSETS CONSIST OF
Paid-in-capital	$ 2,368,935	Net Expenses	16,422
Accumulated net investment income	1,696
Accumulated net realized loss on investments		NET INVESTMENT INCOME	2,314
and foreign currency transactions	(62,556)
Net unrealized appreciation on investments		REALIZED AND UNREALIZED GAIN/LOSS
and foreign currency translations	76,278	Net realized loss on investments	(56,903)
		Net realized gain on foreign
NET ASSETS	$ 2,384,353	currency transactions	9,158
		Change in unrealized appreciation/
SHARES OUTSTANDING, $0.001 par value		depreciation on investments and
(Unlimited shares authorized)	159,133	foreign currency translations	(336,926)

NET ASSET VALUE, REDEMPTION PRICE,		Net Loss on Investments	(384,671)
AND OFFERING PRICE PER SHARE (NET
ASSETS/SHARES OUTSTANDING)*	$ 14.98	NET DECREASE IN NET ASSETS
		RESULTING FROM OPERATIONS	$ (382,357)

* (1)

Not in thousands.
Includes $39,761 for trustees' fees and expenses and $(56,948) for the unrealized depreciation related to the mark to market of the shares in the Deferred Fee Plan during the six months ended March 31, 2008.
See notes to financial statements.

MARSICO 21ST CENTURY FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months	Year
	Ended	Ended
	3/31/08	9/30/07
(Amounts in thousands)	(Unaudited)

OPERATIONS
Net investment income	$ 2,314	$ 7,337
Net realized gain (loss) on investments	(56,903)	98,375
Net realized gain on foreign currency transactions	9,158	2,932
Change in unrealized appreciation/depreciation
on investments and foreign currency translations	(336,926)	331,390

Net increase (decrease) in net assets resulting from operations	(382,357)	440,034

DISTRIBUTIONS
Net investment income	—	(10,724)
Net realized gains	(109,030)	—

Total Distributions	(109,030)	(10,724)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	719,977	1,550,625
Proceeds from reinvestment of distributions	105,830	10,081
Redemption fees	110	121
Redemption of shares	(417,303)	(394,470)

Net increase from capital share transactions	408,614	1,166,357

TOTAL INCREASE (DECREASE) IN NET ASSETS	(82,773)	1,595,667

NET ASSETS
Beginning of period	2,467,126	871,459

END OF PERIOD	$ 2,384,353	$ 2,467,126

Accumulated net investment income (loss)	1,696	(618)

TRANSACTIONS IN SHARES
Shares sold	42,268	97,600
Shares issued in reinvestment of distributions	6,051	663
Shares redeemed	(25,687)	(24,492)

NET INCREASE	22,632	73,771

See notes to financial statements.

MARSICO 21ST CENTURY FUND
FINANCIAL HIGHLIGHTS
	Six Months		Year	Year	Year	Year	Year
For a Fund Share Outstanding	Ended		Ended	Ended	Ended	Ended	Ended
Throughout the Period.	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
	(Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD	$ 18.07		$ 13.89	$ 12.07	$ 10.20	$ 8.74	$ 6.54

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.01		0.05	0.02	(0.01)	(0.04)	(0.04)
Net realized and unrealized
gains (losses) on investments	(2.41)		4.26	1.80	1.88	1.50	2.23

Total from investment operations	(2.40)		4.31	1.82	1.87	1.46	2.19

DISTRIBUTIONS & OTHER
Net investment income	—		(0.13)	—	—	—	—
Net realized gains	(0.69)		— (1)	—	—	—	—
Increase from payment by service provider	—		—	—	—	—	0.01
Redemption fees [See Note 2(i)]	—	(1)	— (1)	— (1)	— (1)	— (1)	—

Total distributions & other	(0.69)		(0.13)	—	—	—	0.01

NET ASSET VALUE, END OF PERIOD	$ 14.98		$ 18.07	$ 13.89	$ 12.07	$ 10.20	$ 8.74
TOTAL RETURN	(13.60)%	(4)	31.25%	15.10%	18.33%	16.70%	33.64%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000s)	$ 2,384,353		$ 2,467,126	$ 871,459	$ 379,328	$ 216,228	$ 104,038

Ratio of expenses to average net assets,
less waivers and before expenses paid
indirectly, plus reimbursements of
previously waived expenses	1.28%	(3)	1.31%	1.33%	1.39%	1.50%	1.55% (5)

Ratio of net investment income (loss) to
average net assets, net of waivers,
reimbursements of previously waived
expenses and expenses paid indirectly	0.18%	(3)	0.43%	0.20%	(0.19)%	(0.48)%	(1.05)%

Ratio of expenses to average net assets,
before waivers, reimbursements of
previously waived expenses and
expenses paid indirectly	1.28%	(3)	1.31%	1.33%	1.36%	1.44%	1.65%

Ratio of net investment income (loss) to
average net assets, before waivers,
reimbursements of previously waived
expenses and expenses paid indirectly	0.18%	(3)	0.43%	0.20%	(0.22)%	(0.42)%	(1.15)%

Portfolio turnover rate(2)	63%	(4)	105%	136%	175%	191%	236%

(1) Less than $0.01.
(2) Portfolio turnover is greater than most funds due to the investment style of the Fund.
(3) Annualized.
(4) Not annualized for the six months ended March 31, 2008.
(5) See Note 3 for information regarding the voluntary fee waiver.
See notes to financial statements.

MARSICO INTERNATIONAL OPPORTUNITIES FUND

INVESTMENT REVIEW BY JIM GENDELMAN (UNAUDITED)

International equities – like their US equity counterparts – struggled during the six-month period ended March 31, 2008. The Marsico International Opportunities Fund posted a total return of (US$)
-10.36% for the period, modestly outperforming the MSCI EAFE Index, which we consider to be the Fund’s primary benchmark index and which had a total return of (US$) -10.50%. Please see the Fund Overview for more detailed information about the Fund’s longer-term performance for various time periods ended March 31, 2008.

The performance data for the Fund quoted here represent past performance, and past performance is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com.[1]

This review highlights Fund performance over a six-month fiscal period.  Shareholders should keep in mind that the Funds are intended for long-term investors who hold their shares for substantially longer periods of time. You should also keep in mind that our views on all investments discussed in this report are subject to change at any time. References to specific securities, industries, and sectors discussed in this report are not recommendations to buy or sell such securities or related investments, and the Funds may not necessarily hold these securities or investments today. Please see the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities mentioned in this report.

The primary areas contributing to the Fund’s outperformance as compared to the MSCI EAFE Index during the six-month period ended March 31, 2008 are summarized below:

•  Information Technology: The Fund’s Information Technology positions eked out a positive return of 0.65% for the six-month period. While the performance was essentially "flat" on an absolute basis, it was significantly better than the MSCI EAFE Index sector return of -20%. Canada-based mobile communication equipment company Research In Motion, Ltd. (+14%), Japan-headquartered video game systems company Nintendo Co., Ltd. (+2%), and South Korea-based Samsung Electronics Co., Ltd. (+0.90%) each posted solid results in a very challenging environment.

•  Health Care: Pharmaceuticals, Biotechnology & Life Sciences positions such as Swiss pharmaceuticals and diagnostics developer Roche Holding AG (+6%), Australian biotechnology company CSL Ltd. (+7%), and Swiss specialty chemicals company Lonza Group AG (+23%) had strong performance.

•  Select Holdings: Certain individual positions posted strong gains, including Canada-headquartered fertilizer producer Potash Corporation of Saskatchewan, Inc. (+48%), Brazil-based oil and natural gas company Petroleo Brasileiro S.A. ADR (+38%), and London-based mining and metals company Rio Tinto PLC (+23%). Latin American wireless communications services provider América Móvil S.A.B. de C.V. Ser. L posted a positive return of 3% in an industry that experienced sharp declines.

•  Financials: The Financials sector was among the weaker-performing areas of the benchmark index and also was the index’s largest sector-level constituent with an average weighting of 27% during the reporting period. The Fund benefitted considerably by maintaining an underweighted position, on average, in the sector.

MARSICO INTERNATIONAL OPPORTUNITIES FUND

The Fund had a relatively small cash and cash equivalents position of approximately 4%, on average. Given the volatility and overall decline in international equity prices, the Fund’s cash weighting had a modest positive impact on performance as compared to the fully-invested MSCI EAFE Index.

There were a few factors that had a negative effect on investment results:

•  Currency Effect: Although active currency management is not a central facet of the Fund’s investment process, currency fluctuations may at times affect the Fund’s performance positively or negatively. For the six-month period, currency fluctuations had a material adverse effect on performance results relative to the EAFE Index. Certain currencies such as the euro and yen appreciated substantially as compared to the US dollar. The Fund generally had less exposure to companies whose securities are priced in euros and yen and traded in countries that utilize the euro; therefore a smaller portion of the Fund, compared with its benchmark index, benefited from the euro’s and yen’s valuation increase relative to the dollar.

•  Consumer Discretionary: The Fund’s Consumer Discretionary positions negatively impacted performance. These positions struggled, in part, due to concerns regarding a potential slowdown in consumer spending. German automobile component company Continental AG (-26%), hotel/casino operator Las Vegas Sands Corp.
(-45%), and France-based luxury goods company PPR (-21%) experienced sharp declines. Though the Fund reduced its exposure to the sector, it maintained an overweighted posture in the sector as compared to its benchmark index. This positioning further impeded the Fund’s performance.

•  Utilities: The Fund’s Utilities positions had disappointing performance. Electricite de France S.A. slid -19% prior to being sold and France-based water and waste management company Veolia Enivronnement declined -18%.

A further impediment to the Fund’s performance was having overweighted positions, on average compared to the benchmark, in three weak-performing sectors: Consumer Discretionary, Information Technology, and Telecommunication Services.

The International Opportunities Fund has tended to have a relatively high portfolio turnover level because of its investment style. Although the Fund may hold core positions for some time, it may change its portfolio composition quickly to take advantage of new opportunities, or to address issues affecting particular holdings.

Fiscal Period-End Investment Posture

As of March 31, 2008, the Fund’s primary economic sector allocations included Consumer Discretionary, Financials, Consumer Staples, and Telecommunication Services. In terms of country allocations, the Fund’s most significant weightings at period-end were Switzerland, France, the United Kingdom, Brazil, and Japan. The Fund held several positions domiciled in emerging markets including Brazil, Mexico, Hong Kong/China, South Korea, India, Israel, and South Africa. Such emerging markets exposure represented approximately 26% of the Fund’s net assets. As mentioned in previous shareholder reports, country-level weightings generally should be considered a residual of the Fund’s stock selection process rather than a major, proactive facet of its investment strategy.

Sincerely,

JAMES G. GENDELMAN
PORTFOLIO MANAGER

(1) Total returns are based on net change in net asset value assuming reinvestment of distributions. For the period prior to September 30, 2004, the performance returns for the International Opportunities Fund reflect a fee waiver in effect; in the absence of such a waiver, the returns would have been reduced. For the period beginning October 2004 through December 2005, performance returns for the International Opportunities Fund would have been higher but for the reimbursement of fees waived previously. A redemption fee of 2% may be imposed on redemptions or exchanges of Fund shares owned for 30 days or less. Please see the Prospectus for more information.

MARSICO INTERNATIONAL OPPORTUNITIES FUND

FUND OVERVIEW March 31, 2008 (Unaudited)

The International Opportunities Fund invests primarily in common stocks of foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world. It normally invests in the securities of issuers that are economically tied to one or more foreign countries, and expects to be invested in various issuers or securities that together have ties to at least four different foreign countries. Some issuers or securities in the Fund’s portfolio may be based in or economically tied to the United States. The Fund may hold an unlimited number of common stocks.

PERFORMANCE COMPARISON

TOTAL ANNUAL OPERATING EXPENSES* 1.38%			GROWTH OF $10,000(1)(2)

NET ASSETS
	3/31/08	$793,025,320

NET ASSET VALUE
	Net Asset Value Per Share	$15.93

TOP FIVE HOLDINGS
	América Móvil, S.A.B. de C.V.ADR Ser. L	4.30%
	Continental AG	3.72%
	Credit Suisse Group	3.31%
	Holcim Ltd.	3.28%
	Veolia Environnement	3.27%

SECTOR ALLOCATION(3)

*	The Total Annual Operating Expenses are reflective of the information disclosed in the Funds’ Prospectus dated February 1, 2008 and may differ from the expense ratios disclosed in this report.

The performance data quoted here represent past performance, and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com. A redemption fee may be imposed on redemptions or exchanges of Fund shares held for 30 days or less.

The performance included in the table and graph does not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares.

(1)
The performance returns for the International Opportunities Fund (for the period prior to September 30, 2004) reflect a fee waiver in effect; in the absence of such a waiver, the returns would be reduced. For the period beginning October 2004 through December 2005, performance returns for the International Opportunities Fund would be higher but for the reimbursement of fees waived previously.

(2)	This chart assumes an initial investment of $10,000 made on June 30, 2000 (inception). Total returns are based on net change in NAV, assuming reinvestment of distributions.
(3)
Sector weightings represent the percentage of the Fund’s investments (excluding cash equivalents) in certain general sectors. These sectors may include more than one industry. The Fund’s portfolio composition is subject to change at any time.

	The Morgan Stanley Capital International (MSCI) EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE). You cannot invest directly in an index.

MARSICO INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS March 31, 2008 (Unaudited)

	Number of Shares	Value	Percent of Net Assets		Number of Shares	Value	Percent of Net Assets
COMMON STOCKS				COMMON STOCKS CONTINUED

Advertising Services				Computers - Integrated Systems
JC Decaux S.A.	348,586	$ 10,247,139	1.29%	Fujitsu Ltd.	602,000	$ 3,937,640	0.50%

Agricultural Chemicals				Diversified Operations
Potash Corporation of Saskatchewan, Inc.	52,401	8,133,159	1.03	China Merchants Holdings (International) Co., Ltd.	830,000	3,945,957	0.50
				GEA Group AG	181,821	6,114,158	0.77
Apparel Manufacturers						10,060,115	1.27
Esprit Holdings, Ltd.	660,000	7,924,936	1.00
				Electric Components - Miscellaneous
Brewery				Hon Hai Precision Industry Co., Ltd.	1,343,000	7,692,095	0.97
Heineken N.V.	352,926	20,498,707	2.59
				Electronic Components - Semiconductors
Building - Residential/Commercial				Samsung Electronics Co., Ltd.	31,700	19,941,536	2.52
Gafisa S.A.	401,281	6,634,275	0.84
				Energy - Alternate Sources
Building Products - Air/Heating				Vestas Wind Systems A/S*	92,482	10,103,043	1.27
Daikin Industries, Ltd.	171,273	7,371,200	0.93
				Engineering/R&D Services
Building Products - Cement/Aggregates				ABB Ltd.	599,370	16,090,227	2.03
CEMEX, S.A.B. de C.V. Spon. ADR*	448,343	11,710,719	1.47
Holcim Ltd.	247,443	25,987,619	3.28	Finance - Investment Banker/Broker
		37,698,338	4.75	Credit Suisse Group	515,742	26,251,896	3.31
				Daiwa Securities Group, Inc.	414,000	3,588,443	0.45
Cable TV						29,840,339	3.76
Rogers Communications, Inc. - Cl. B	371,039	13,345,764	1.68
				Finance - Other Services
Casino Hotels				Bovespa Holdings SA	1,193,800	16,090,141	2.03
Las Vegas Sands Corp.*	155,168	11,426,571	1.44	Man Group PLC	1,043,033	11,478,462	1.45
						27,568,603	3.48
Cellular Telecommunications
América Móvil, S.A.B. de C.V. ADR Ser. L	535,765	34,122,873	4.30	Food - Miscellaneous/Diversified
China Mobile Ltd.	1,092,000	16,248,142	2.05	Groupe Danone	126,704	11,329,914	1.43
MTN Group Ltd.	679,612	10,307,309	1.30	Nestle S.A.	43,166	21,569,960	2.72
		60,678,324	7.65			32,899,874	4.15

Chemicals - Diversified				Food - Retail
Johnson Matthey PLC	107,841	4,291,236	0.54	Tesco PLC	3,075,266	23,131,616	2.92

Chemicals - Specialty				Hotels & Motels
Lonza Group AG	167,333	22,190,873	2.80	Accor S.A.	108,507	7,924,583	1.00
				Shangri-La Asia Ltd.	2,719,003	7,336,712	0.92
Commercial Banks - Non-U.S.						15,261,295	1.92
Anglo Irish Bank Corporation PLC	321,069	4,308,542	0.54
ICICI Bank Ltd. Spon. ADR	271,692	10,375,917	1.31	Import/Export
Julius Baer Holding Ltd.	198,782	14,651,941	1.85	Marubeni Corporation	1,834,000	13,357,584	1.68
Unibanco – Uniao de Bancos Brasileiros S.A. GDR	90,716	10,581,114	1.33
		39,917,514	5.03	Machinery - Construction & Mining
Computers				Hitachi Construction Machinery Co., Ltd.	148,559	3,718,446	0.47
Research In Motion, Ltd.*	186,612	20,943,465	2.64
				Machinery - General Industrial
				ALSTOM	55,565	12,046,146	1.52

* Non-income producing.
See notes to financial statements.

MARSICO INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS March 31, 2008 (Unaudited)
	Number of Shares		Value	Percent of Net Assets		Number of Shares		Value	Percent of Net Assets
COMMON STOCKS CONTINUED					COMMON STOCKS CONTINUED

Medical - Biomedical/Genetic					Television
CSL Ltd.	362,023	=	$ 12,211,773	1.54%	British Sky Broadcasting Group PLC	2,249,525	=	$ 24,845,062	3.13%
= Medical - Drugs					Toys
Actelion Ltd.*	153,404		8,364,542	1.05	Nintendo Co., Ltd.	36,600		18,872,793	2.38
Roche Holding AG	52,218		9,827,353	1.24
			18,191,895	2.29	Transportation - Rail
Medical - Generic Drugs					America Latina Logistica S.A.	399,318		4,027,998	0.51
Teva Pharmaceutical Industries Ltd. Spon. ADR	250,404		11,566,161	1.46	Water
					Veolia Environnement	371,878		25,926,422	3.27
Metal - Diversified Rio Tinto PLC	68,791		7,144,411	0.90	TOTAL COMMON STOCKS
					(Cost $658,976,545)			758,266,489	95.62%
Multi-line Insurance
AXA	220,979		8,020,529	1.01

Oil Companies - Exploration & Production
CNOOC Ltd.	6,568,800		9,689,479	1.22

Oil Companies - Integrated
BG Group PLC	343,752		7,961,597	1.00
Petroleo Brasileiro S.A. ADR	250,561		25,584,784	3.23
			33,546,381	4.23

Real Estate Operating/Development
CapitaLand Ltd.	1,722,000		7,944,132	1.00
Sumitomo Realty & Development Co., Ltd.	201,000		3,542,907	0.45
			11,487,039	1.45

Retail - Consumer Electronics
Yamada Denki Company Ltd.	70,800		6,108,347	0.77

Retail - Major Department Store
PPR	57,210		8,476,552	1.07

Rubber - Tires
Continental AG	289,361		29,506,541	3.72

Seismic Data Collection
CGG - Veritas*	35,538		8,846,727	1.12

Soap & Cleaning Preparations
Reckitt Benckiser Group PLC	227,638		12,609,233	1.59

Telephone - Integrated
Telefonica, S.A.	356,350		10,239,086	1.29

* Non-income producing. See notes to financial statements

MARSICO INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS March 31, 2008 (Unaudited)

	Number of Shares		Value	Percent of Net Assets
SHORT-TERM INVESTMENTS					SUMMARY OF INVESTMENTS BY COUNTRY
SSgA U.S. Government Money Market Fund, 2.07%	21,435,885		$ 21,435,885	2.70%	Country	Market Value	Percent of Investment Securities
SSgA U.S. Treasury Money Market Fund, 1.17%	35,852,558		35,852,558	4.52	Australia	$ 12,211,773	1.5%
TOTAL SHORT-TERM INVESTMENTS (Cost $57,288,443)			57,288,443	7.22	Brazil Canada Denmark	62,918,312 42,422,388 10,103,043	7.7 5.2 1.2
					France	92,818,012	11.4
TOTAL INVESTMENTS (Cost $716,264,988)			815,554,932	102.84	Germany	35,620,699	4.4
					Hong Kong	45,145,226	5.5
Liabilities Less Cash and Other Assets		=	(22,529,612)	(2.84)	India	10,375,917	1.3
					Ireland	4,308,542	0.5
NET ASSETS		=	$ 793,025,320	100.00%	Israel	11,566,161	1.4
					Japan	60,497,360	7.4
					Mexico	45,833,592	5.6
					Netherlands	20,498,707	2.5
					Singapore	7,944,132	1.0
					South Africa	10,307,309	1.3
					South Korea	19,941,536	2.5
					Spain	10,239,086	1.3
					Switzerland	144,934,411	17.8
					Taiwan	7,692,095	0.9
					United Kingdom	91,461,617	11.2
					United States(1)	68,715,014	8.4
					Total	$ 815,554,932	100.0%

(1) Includes short-term securities. See notes to financial statements.

MARSICO INTERNATIONAL OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES		STATEMENT OF OPERATIONS
March 31, 2008 (Unaudited)		For the Six Months Ended March 31, 2008 (Unaudited)

(Amounts in thousands)		(Amounts in thousands)

ASSETS		INVESTMENT INCOME
Investments, at value (cost $716,265)	$ 815,555	Interest	$ 601
Receivable for investments sold	25,408	Dividends (net of $196 of non-reclaimable
Receivable for capital stock sold	1,219	foreign withholding taxes)	5,697
Interest and dividends receivable	2,395
Prepaid expenses and other assets	280	Total Investment Income	6,298

Total Assets	844,857	EXPENSES
		Investment advisory fees	3,469
LIABILITIES		Distribution fees	1,020
Payable for investments purchased	49,955	Transfer agent fees and expenses	504
Payable for capital stock redeemed	467	Custody and fund accounting fees	337
Accrued investment advisory fee	564	Fund administration fees	107
Accrued distribution fee	275	Printing and postage expenses	68
Accrued trustees’ fees	234	Federal and state registration fees	23
Accrued transfer agent fees and expenses	196	Professional fees	21
Accrued expenses and other liabilities	141	Miscellaneous	16
		Trustees’ fees and expenses	(37)	(1)
Total Liabilities	51,832
		Total Expenses	5,528
NET ASSETS	$ 793,025
		Less expenses paid indirectly	(1)
NET ASSETS CONSIST OF
Paid-in-capital	$ 701,074	Net Expenses	5,527
Accumulated net investment loss	(827)
Accumulated net realized loss on investments		NET INVESTMENT INCOME	771
and foreign currency transactions	(6,550)
Net unrealized appreciation on investments		REALIZED AND UNREALIZED GAIN/LOSS
and foreign currency translations	99,328	Net realized loss on investments	(11,996)
		Net realized gain on
NET ASSETS	$ 793,025	foreign currency transactions	16,127
		Change in unrealized appreciation/
SHARES OUTSTANDING, $0.001 par value		depreciation on investments and
(Unlimited shares authorized)	49,770	foreign currency translations	(93,267)
		Net Loss on Investments	(89,136)
NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE (NET		NET DECREASE IN NET ASSETS
ASSETS/SHARES OUTSTANDING)*	$ 15.93	RESULTING FROM OPERATIONS	$ (88,365)

* (1)

Not in thousands.
Includes $12,917 for trustees' fees and expenses and $(50,072) for the unrealized depreciation related to the mark to market of the shares in the Deferred Fee Plan during the six months ended March 31, 2008.
See notes to financial statements.

MARSICO INTERNATIONAL OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months	Year
	Ended	Ended
	3/31/08	9/30/07
(Amounts in thousands)	(Unaudited)

OPERATIONS
Net investment income	$ 771	$ 6,431
Net realized gain (loss) on investments	(11,996)	67,964
Net realized gain on foreign currency transactions	16,127	15,833
Change in unrealized appreciation/depreciation
on investments and foreign currency translations	(93,267)	107,907

Net increase (decrease) in net assets resulting from operations	(88,365)	198,135

DISTRIBUTIONS
Net investment income	(7,301)	(1,290)
Net realized gains	(88,835)	(24,442)

Total distributions	(96,136)	(25,732)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	199,120	261,388
Proceeds from reinvestment of distributions	92,902	24,671
Redemption fees	81	40
Redemption of shares	(136,650)	(208,113)

Net increase from capital share transactions	155,453	77,986

TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,048)	250,389

NET ASSETS
Beginning of period	822,073	571,684

END OF PERIOD	$ 793,025	$ 822,073

Accumulated net investment income (loss)	(827)	5,703

TRANSACTIONS IN SHARES
Shares sold	11,187	15,189
Shares issued in reinvestment of distributions	5,225	1,495
Shares redeemed	(7,551)	(11,945)

NET INCREASE	8,861	4,739

See notes to financial statements.

MARSICO INTERNATIONAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
	Six Months		Year	Year	Year	Year	Year
For a Fund Share Outstanding	Ended		Ended	Ended	Ended	Ended	Ended
Throughout the Period.	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
	(Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD	$ 20.10		$ 15.81	$ 13.00	$ 10.63	$ 8.80	$ 7.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.02		0.16	0.04	0.12	0.04	0.02
Net realized and unrealized
gains (losses) on investments	(1.86)		4.81	2.87	2.25	1.79	1.78

Total from investment operations	(1.84)		4.97	2.91	2.37	1.83	1.80

DISTRIBUTIONS & OTHER
Net investment income	(0.18)		(0.03)	(0.10)	—	—	—
Net realized gains	(2.15)		(0.65)	—	—	—	—
Redemption fees [See Note 2(i)]	—	(1)	— (1)	— (1)	— (1)	— (1)	—

Total distributions & other	(2.33)		(0.68)	(0.10)	—	—	—

NET ASSET VALUE, END OF PERIOD	$ 15.93		$ 20.10	$ 15.81	$ 13.00	$ 10.63	$ 8.80

TOTAL RETURN	(10.36)%	(4)	32.42%	22.46%	22.30%	20.80%	25.71%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000s)	$ 793,025		$ 822,073	$ 571,684	$ 262,522	$ 106,162	$ 28,409

Ratio of expenses to average net assets,
less waivers and before expenses
paid indirectly, plus reimbursements of previously waived expenses	1.35%	(3)	1.37%	1.44%	1.60%	1.60%	1.68% (5)

Ratio of net investment income (loss)
to average net assets, net of waivers,
reimbursements of previously waived expenses and expenses paid indirectly	0.19%	(3)	0.92%	0.33%	1.19%	0.07%	0.18%

Ratio of expenses to average net assets,
before waivers, reimbursements of
previously waived expenses and expenses paid indirectly	1.35%	(3)	1.37%	1.41%	1.49%	1.68%	2.31%

Ratio of net investment income (loss) to
average net assets, before waivers,
reimbursements of previously waived expenses and expenses paid indirectly	0.19%	(3)	0.92%	0.36%	1.30%	0.00%	(0.45)%

Portfolio turnover rate(2)	51%	(4)	125%	101%	156%	105%	211%

(1) Less than $0.01.
(2) Portfolio turnover is greater than most funds due to the investment style of the Fund.
(3) Annualized.
(4) Not annualized for the six months ended March 31, 2008.
(5) See Note 3 for information regarding the voluntary fee waiver.
See notes to financial statements.

MARSICO FLEXIBLE CAPITAL FUND

INVESTMENT REVIEW BY DOUG RAO (UNAUDITED)

The Flexible Capital Fund posted a return of -9.22% for the six-month period ended March 31, 2008, and outperformed the S&P 500 Index, which we consider to be the Fund’s primary benchmark index and which had a total return of -12.46% over the same time period. Please see the Fund Overview for more detailed information about the Fund’s performance for various time periods ended March 31, 2008.

The performance data for the Fund quoted here represent past performance, and past performance is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com.[1]

This review highlights Fund performance over a six-month fiscal period.  Shareholders should keep in mind that the Funds are intended for long-term investors who hold their shares for substantially longer periods of time.  You should also keep in mind that our views on all investments discussed in this report are subject to change at any time.  References to specific securities, industries, and sectors discussed in this report are not recommendations to buy or sell such securities or related investments, and the Funds may not necessarily hold these securities or investments today.  Please see the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities mentioned in this report.

During the six-month period ended March 31, 2008, the Fund’s performance was positively impacted by stock selection in the following areas:

•  Information Technology: Credit and debit transaction processor MasterCard, Inc. – Cl. A (+51%) appreciated sharply and had a material, positive effect on performance.

•  Telecommunication Services: Wireless communications service provider China Mobile Ltd. gained 5% prior to being sold.

•  Consumer Staples: The Fund further benefited from having an overweighted posture in the Consumer Staples sector, which was the strongest-performing sector of the S&P 500 Index with a return of 2%. Warehouse club companies BJ’s Wholesale Club, Inc. (+1%) and Costco Wholesale Corporation (+7%) aided performance as did retail pharmacy CVS Caremark Corporation (+3%).

•  Select Holdings: A number of individual positions posted solid returns, including oil and natural gas producer Petrohawk Energy Corporation (+26% following a secondary offering), biopharmaceutical company Gilead Sciences, Inc. (+15%), China real estate agency services E-House (China) Holdings Ltd. ADR (+11% prior to being sold), and restaurant operator YUM! Brands, Inc. (+10%).

The Fund had an average of approximately 11% in cash equivalent positions during the six-month period. This posture helped the Fund’s performance, providing a measure of capital protection in a challenging equity market.

MARSICO FLEXIBLE CAPITAL FUND

The main "soft spots" for the Fund, in terms of investment performance, included:

•  Consumer Discretionary: The Fund’s performance was hurt by both stock selection and an emphasis in the Consumer Discretionary sector. The Consumer Discretionary sector was one of the weakest-performing sectors of the benchmark index with a return of -15%. On average, the Fund had 19% of its net assets in the sector compared to the S&P 500 Index sector weight of 9%. Marketing services company MDC Partners, Inc. skidded -37%. The Fund’s auto-related positions performed poorly. Automobile components company Continental AG dropped
-40% and auto manufacturers General Motors Corp. and Daimler AG skidded -29% and -11%, respectively. All three positions were sold during the period.

•  Certain Financials: The Fund’s banking-related positions posted a collective return of -52% for the period. Washington Mutual, Inc. (-40%), Meta Financial Group, Inc. (-29%), and mortgage lenders Fannie Mae (-31%) and Freddie Mac
(-11%) each declined sharply prior to being sold.

The Fund had relatively little exposure to Energy. This further dampened performance, as Energy was a relatively strong-performing sector of the benchmark index.

The Flexible Capital Fund over its short history has tended to have a relatively high portfolio turnover level. This is attributable to the Fund’s investment style, its change in its investment goal during 2007, and its relatively small base of assets under management. Although the Fund may hold core positions for some time, it may change its portfolio composition quickly to take advantage of new opportunities, or to address issues affecting particular holdings.

Fiscal Period-End Investment Posture

As of March 31, 2008, the Fund’s primary economic sector allocations included Consumer Discretionary, Financials, and Consumer Staples. The Fund had little exposure to the Telecommunication Services sector.

Sincerely,

A. DOUGLAS RAO
PORTFOLIO MANAGER

(1)
Total returns are based on net change in net asset value assuming reinvestment of distributions. The performance returns for the Flexible Capital Fund reflect a fee waiver in effect; in the absence of such a waiver, the returns would have been reduced. A redemption fee of 2% may be imposed on redemptions or exchanges of Fund shares owned for 30 days or less. Please see the Prospectus for more information.

MARSICO FLEXIBLE CAPITAL FUND

FUND OVERVIEW March 31, 2008 (Unaudited)

The Flexible Capital Fund invests primarily in equity securities and other investments that are selected primarily for their long-term growth potential. The Fund may invest in issuers of any size throughout the world, and will normally hold a core position of between 20 and 50 securities or other investments.

PERFORMANCE COMPARISON

TOTAL ANNUAL OPERATING EXPENSES* 2.47%			GROWTH OF $10,000(1)(2)

*  The Total Annual Operating Expenses are reflective of the information disclosed in the Funds’ Prospectus dated February 1, 2008 and may differ from the expense ratios disclosed in this report.

†  The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, acquired fund fees and expenses, litigation, brokerage and extraordinary expenses) to an annual rate of 0.75% of the Flexible Capital Fund’s average net assets until December 31, 2008. This fee waiver may be terminated at any time after December 31, 2008. The Adviser may recoup any waived amount from a Fund pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. Prior to June 1, 2007, the Adviser’s expense limitation agreement relating to the Fund limited total expenses to an annual rate of 1.60% of average net assets. As a result, the Net Expenses exceed 0.75% for the Flexible Capital Fund.

NET EXPENSES*† 1.22%

NET ASSETS
	3/31/08	$17,627,899

NET ASSET VALUE
	Net Asset Value Per Share	$9.57

TOP FIVE HOLDINGS
	MasterCard, Inc. – Cl. A	6.28%
	CVS Caremark Corporation	4.51%
	McDonald’s Corporation	3.35%
	Gilead Sciences, Inc.	3.33%
	Oaktree Capital Group LLC – Cl. A 144a	3.31%

SECTOR ALLOCATION(3)

The performance data quoted here represent past performance, and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com. A redemption fee may be imposed on redemptions or exchanges of Fund shares held for 30 days or less.

Initial public offerings ("IPOs") made a significant positive contribution to the Fund’s recent performance. There can be no assurance that similar contributions from IPOs will continue in the future.

The performance included in the table and graph does not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares.

(1)	The performance returns for the Flexible Capital Fund reflect a fee waiver in effect; in the absence of such a waiver, the returns would be reduced.
(2)	This chart assumes an initial investment of $10,000 made on December 29, 2006 (inception). Total returns are based on change in NAV, assuming reinvestment of distributions.
(3)
Sector weightings represent the percentage of the Fund’s investments (excluding cash equivalents) in certain general sectors. These sectors may include more than one industry. The Fund’s portfolio composition is subject to change at any time.

MARSICO FLEXIBLE CAPITAL FUND
SCHEDULE OF INVESTMENTS March 31, 2008 (Unaudited)

	Number of Shares	Value	Percent of Net Assets		Number of Shares	Value	Percent of Net Assets
COMMON STOCKS				COMMON STOCKS CONTINUED

Advertising Agencies				Investment Management/Advisory Services
MDC Partners, Inc.*	64,749	$ 470,725	2.67%	Franklin Resources, Inc.	3,677	$ 356,632	2.02%
				Oaktree Capital Group, LLC – Cl. A 144a	21,200	583,000	3.31
Agricultural Chemicals						939,632	5.33
Monsanto Company	1,614	179,961	1.02
				Oil Companies - Exploration & Production
Agricultural Operations				Petrohawk Energy Corporation*	24,855	501,325	2.84
BrasilAgro – Companhia Brasileira de Propriedades Agricolas*	31,200	196,656	1.12
				Oil Companies - Integrated
Automotive - Cars/Trucks - Parts & Equipment				Galp Energia SGPS, S.A. - Cl. B	7,557	180,272	1.02
Wabco Holdings, Inc.	8,161	372,305	2.11
				Oil Field Machinery & Equipment
Brewery				National Oilwell Varco, Inc.*	4,787	279,465	1.59
Heineken N.V.	8,985	521,868	2.96	Wellstream Holdings PLC*	16,495	430,489	2.44
						709,954	4.03
Commercial Banks - Non-U.S.
Julius Baer Holding Ltd.	6,636	489,130	2.77	Resorts/Theme Parks
				Vail Resorts, Inc.*	8,273	399,503	2.27
Commercial Services
Live Nation, Inc.*	27,301	331,161	1.88	Retail - Building Products
				Lowe’s Companies, Inc.	12,460	285,832	1.62
Commercial Services - Finance
MasterCard, Inc. – Cl. A	4,962	1,106,476	6.28	Retail - Discount
				BJ’s Wholesale Club, Inc.*	10,473	373,781	2.12
Diversified Manufacturing Operations				Costco Wholesale Corporation	6,088	395,537	2.24
Honeywell International, Inc.	7,579	427,607	2.43			769,318	4.36

Electric - Integrated				Retail - Drug Store
Exelon Corporation	6,519	529,799	3.00	CVS Caremark Corporation	19,614	794,563	4.51

Energy - Alternate Sources				Retail - Major Department Store
Vestas Wind Systems A/S*	2,838	310,033	1.76	Saks, Inc.*	31,420	391,807	2.22

Engineering/R&D Services				Retail - Restaurants
AECOM Technology Corporation*	14,650	381,047	2.16	Burger King Holdings, Inc.	14,630	404,666	2.30
				McDonald’s Corporation	10,593	590,772	3.35
Finance - Investment Banker/Broker						995,438	5.65
Duff & Phelps Corporation – Cl. A*	30,045	540,510	3.07
Merrill Lynch & Co., Inc.	5,802	236,374	1.34	Steel - Producers
		776,884	4.41	ArcelorMittal	5,385	440,493	2.50

Finance - Other Services				Super-Regional Banks - U.S.
Bovespa Holdings SA	24,652	332,262	1.88	U.S. Bancorp	16,379	530,025	3.01

Hotels & Motels				Therapeutics
Mandarin Oriental International Ltd.	85,000	160,650	0.91	Gilead Sciences, Inc.*	11,397	587,287	3.33

Investment Management Companies				Wireless Equipment
KKR Financial Holdings LLC	35,507	449,519	2.55	QUALCOMM, Inc.	14,215	582,815	3.31

				TOTAL COMMON STOCKS (Cost $14,597,107)		15,144,347	85.91

* Non-income producing.
See notes to financial statements.

MARSICO FLEXIBLE CAPITAL FUND
SCHEDULE OF INVESTMENTS March 31, 2008 (Unaudited)

	Number of Shares	Value	Percent of Net Assets
SHORT-TERM INVESTMENTS				SUMMARY OF INVESTMENTS BY COUNTRY
				Country	Market Value	Percentage of Investment Securities
SSgA Money Market Fund, 2.79%	1	$ 1	0.00%	Brazil	$ 528,918	3.0%
SSgA Money Market Fund, 3.34%	1	1	0.00	Canada	470,725	2.7
SSgA U.S. Government Money Market Fund, 2.07%	787,144	787,144	4.46	Denmark Hong Kong	310,033 160,650	1.7 0.9
SSgA U.S. Treasury Money Market Fund, 1.17%	860,063	860,063	4.88	Luxembourg Netherlands	440,493 521,868	2.5 3.0
Federal Home Loan Bank Discount Note, 1.50%, 4/1/08	900,000	900,000	5.11	Portugal Switzerland	180,272 489,130	1.0 2.8
				United Kingdom	430,489	2.4
TOTAL SHORT-TERM INVESTMENTS (Cost $2,547,209)		2,547,209	14.45	United States(1)	14,158,978	80.0
				Total	$ 17,691,556	100.0%
TOTAL INVESTMENTS (Cost $17,144,316)		17,691,556	100.36

Liabilities Less Cash and Other Assets		(63,657)	(0.36)

NET ASSETS		$ 17,627,899	100.00%

(1) Includes short-term securities.
See notes to financial statements.

MARSICO FLEXIBLE CAPITAL FUND

STATEMENT OF ASSETS AND LIABILITIES		STATEMENT OF OPERATIONS
March 31, 2008 (Unaudited)		For the Six Months Ended March 31, 2008 (Unaudited)

(Amounts in thousands)		(Amounts in thousands)

ASSETS		INVESTMENT INCOME
Investments, at value (cost $17,144)	$ 17,692	Interest	$ 40
Receivable for capital stock sold	2	Dividends (net of $5 of non-reclaimable
Interest and dividends receivable	15	foreign withholding taxes)	173
Due from advisor	3
Prepaid expenses and other assets	168	Total Investment Income	213

Total Assets	17,880	EXPENSES
		Investment advisory fees	91
LIABILITIES		Custody and fund accounting fees	57
Payable for capital stock redeemed	23	Distribution fees	27
Accrued trustees’ fees	161	Transfer agent fees and expenses	23
Accrued distribution fee	14	Fund administration fees	22
Accrued transfer agent fees and expenses	11	Federal and state registration fees	13
Accrued expenses and other liabilities	43	Miscellaneous	3
		Printing and postage expenses	2
Total Liabilities	252	Professional fees	1
		Trustees’ fees and expenses	(26)	(1)
NET ASSETS	$ 17,628
		Total Expenses	213
NET ASSETS CONSIST OF
Paid-in-capital	$ 18,665	Less waiver of expenses and
Accumulated net investment loss	(44)	expenses paid indirectly	(133)
Accumulated net realized loss on investments
and foreign currency transactions	(1,524)	Net Expenses	80
Net unrealized appreciation on investments
and foreign currency translations	531	NET INVESTMENT INCOME	133

NET ASSETS	$ 17,628	REALIZED AND UNREALIZED GAIN/LOSS
		Net realized loss on investments	(1,300)
SHARES OUTSTANDING, $0.001 par value		Net realized gain on foreign
(Unlimited shares authorized)	1,841	currency transactions	338
		Change in unrealized appreciation/
NET ASSET VALUE, REDEMPTION PRICE,		depreciation on investments and
AND OFFERING PRICE PER SHARE (NET		foreign currency translations	(1,302)
ASSETS/SHARES OUTSTANDING)*	$ 9.57
		Net Loss on Investments	(2,264)

		NET DECREASE IN NET ASSETS
		RESULTING FROM OPERATIONS	$ (2,131)

* (1)

Not in thousands, based on unrounded net assets and shares outstanding.
Includes $380 for trustees' fees and expenses and $(26,037) for the unrealized depreciation related to the mark to market of the shares in the Deferred Fee Plan during the six months ended March 31, 2008.
See notes to financial statements.

MARSICO FLEXIBLE CAPITAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	12/29/06*
	Ended 3/31/08	to 9/30/07
(Amounts in thousands)	(Unaudited)

OPERATIONS
Net investment income	$ 133	$ 474
Net realized loss on investments	(1,300)	(125)
Net realized gain on foreign currency transactions	338	337
Change in unrealized appreciation/depreciation
on investments and foreign currency translations	(1,302)	1,833

Net increase (decrease) in net assets resulting from operations	(2,131)	2,519

DISTRIBUTIONS
Net investment income	(633)	—
Net realized gains	(805)	—

Total distributions	(1,438)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	5,006	32,595
Proceeds from reinvestment of distributions	1,420	—
Redemption fees	1	2
Redemption of shares	(9,971)	(10,375)

Net increase (decrease) from capital share transactions	(3,544)	22,222

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,113)	24,741

NET ASSETS
Beginning of period	24,741	—
END OF PERIOD	$ 17,628	$ 24,741

Accumulated net investment income (loss)	(44)	456

TRANSACTIONS IN SHARES
Shares sold	455	3,184
Shares issued in reinvestment of distributions	133	—
Shares redeemed	(932)	(999)

NET INCREASE (DECREASE)	(344)	2,185

* Commencement of operations.
See notes to financial statements.

MARSICO FLEXIBLE CAPITAL FUND
FINANCIAL HIGHLIGHTS
For a Fund Share Outstanding	Six Months		12/29/06*
Throughout the Period.	Ended 3/31/08		to 9/30/07
	(Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD	$ 11.32		$ 10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.07		0.22
Net realized and unrealized gains (losses) on investments	(1.03)		1.10

Total from investment operations	(0.96)		1.32

DISTRIBUTIONS & OTHER
Net investment income	(0.35)		—
Net realized gains	(0.44)		—
Redemption fees [See Note 2(i)]	—	(1)	—	(1)

Total distributions & other	(0.79)		—

NET ASSET VALUE, END OF PERIOD	$ 9.57		$ 11.32
TOTAL RETURN	(9.22)%	(4)	13.20%	(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000s)	$ 17,628		$ 24,741

Ratio of expenses to average net assets,
less waivers and before expenses paid indirectly	0.75%	(3)	1.22%	(3)

Ratio of net investment income to average net
assets, net of waivers and expenses paid indirectly	1.24%	(3)	2.62%	(3)

Ratio of expenses to average net assets,
before waivers and expenses paid indirectly	1.99%	(3)	2.47%	(3)

Ratio of net investment income to average net
assets, before waivers and expenses paid indirectly	0.00%	(3)	1.37%	(3)

Portfolio turnover rate (2)	114%	(4)	237%	(5)

* Commencement of operations.
(1) Less than $0.01.
(2) Portfolio turnover is greater than most funds due to the investment style of the Fund.
(3) Annualized.
(4) Not annualized for the six months ended March 31, 2008.
(5) Not annualized for the period December 29, 2006 to September 30, 2007.
See notes to financial statements.

MARSICO GLOBAL FUND

INVESTMENT REVIEW BY CORY GILCHRIST, TOM MARSICO AND JIM GENDELMAN (UNAUDITED)

The Marsico Global Fund posted a total return of
-8.06% for the six-month period ended March 31, 2008, and outperformed the MSCI All Country World Index (MSCI ACWI Index), which we consider to be the Fund’s primary benchmark index and which had a total return of -10.91%.  The MSCI ACWI Index measures equity market performance in the global developed and emerging markets.  Please see the Fund Overview for more detailed information about the Fund’s performance for the periods ended March 31, 2008.

The performance data for the Fund quoted here represent past performance, and past performance is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com.[1]

This review highlights Fund performance over a six-month period.  Shareholders should keep in mind that the Funds are intended for long-term investors who hold their shares for substantially longer periods of time.  You should also keep in mind that our views on all investments discussed in this report are subject to change at any time.  References to specific securities, industries, and sectors discussed in this report are not recommendations to buy or sell such securities or related investments, and the Funds may not necessarily hold these securities or investments today.  Please see the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities mentioned in this report.

During the six-month period ended March 31, 2008, the Fund had 17% of its nets assets, on average, in cash and cash equivalents.  This defensive posture helped to preserve capital in a volatile market environment. As noted earlier, the MSCI ACWI Index fell -10.91% in the period.  We anticipate that the Fund’s cash level may decline going forward as we add selectively to existing holdings and identify new investment opportunities.

The following areas, in particular, aided performance:

•  Financials: The Fund had less exposure to the Financials sector than the MSCI ACWI Index.  This aided relative performance, as that sector posted a return of -19% in the benchmark index.  Several of the Fund’s Financials positions posted positive returns, including JPMorgan Chase & Co. (+8%), CME Group, Inc. (+19% prior to being sold), E-House (China) Holdings, Ltd. ADR (+14% prior to being sold), and Hong Kong Exchanges & Clearing Ltd. (+2% prior to being sold).

Several other individual securities had a substantially positive effect on the Fund’s performance. These included MasterCard, Inc. – Cl. A (+52%), pharmaceutical chemicals company Lonza Group AG (+27%), and China-based solar electric products manufacturer and developer Suntech Power Holdings Co. Ltd. (+66% prior to being sold).

MARSICO GLOBAL FUND

On average, the Fund had more exposure to securities economically tied to the US than did the MSCI ACWI Index during the six-month period, and may at times have invested less than 40% of its net assets in foreign securities (as may occur when the adviser deems foreign market conditions not to be favorable).  This positioning presented a significant currency "cost" to the Fund, as the US dollar weakened relative to many other world currencies such as the euro.  As compared to the benchmark index, the Fund generally had less exposure to companies whose securities are priced in euros and yen; therefore a smaller portion of the Fund benefited from the euro and yen’s valuation increases relative to the dollar.

There were several Fund holdings that experienced sizeable declines.  Financials positions Washington Mutual, Inc. (-34% prior to being sold),
KKR Financial Holdings LLC (-11% prior to being
sold), and Oaktree Capital Group, LLC – Cl. A 144a
(-27%) were among the Fund’s weakest-performing positions.  In the Information Technology sector, a few holdings struggled, notably NVIDIA Corporation (-34% prior to being sold), Apple, Inc. (-17% prior to being sold), and Google, Inc.– Cl. A (-21%). Hotel/casino operator Las Vegas Sands, Inc. (-42%), industrials company, The Shaw Group, Inc. (-17%), and transportation company America Latina Logistica S.A.(-30%) also had a material, negative effect on performance.

The Global Fund over its short history has tended to have a fairly high portfolio turnover level.  This is attributable to the Fund’s investment style and its relatively small base of assets under management.  Although the Fund may hold core positions for some time, it may change its portfolio composition quickly to take advantage of new opportunities, or to address issues affecting particular holdings.

Fiscal Period-End Investment Posture

As of March 31, 2008, the Fund’s primary economic sector allocations were in the following areas: Industrials, Financials, and Consumer Discretionary. The Fund’s most significant country allocations were the US (including the Fund’s cash position), Switzerland, and Brazil.

Sincerely,

CORYDON J. GILCHRIST, CFA
THOMAS F. MARSICO
JAMES G. GENDELMAN
PORTFOLIO MANAGERS

(1) Total returns are based on net change in net asset value assuming reinvestment of distributions.  The performance returns for the Global Fund reflect a fee waiver in effect; in the absence of such a waiver, the returns would have been reduced.  A redemption fee of 2% may be imposed on redemptions or exchanges of Fund shares owned for 30 days or less.  Please see the Prospectus for more information.

MARSICO GLOBAL FUND

FUND OVERVIEW March 31, 2008 (Unaudited)

The Global Fund invests primarily in common stocks that are selected for their long-term growth potential. The Fund invests in the securities of companies of any size that are economically tied to any countries or markets throughout the world, including the securities of companies economically tied to emerging markets. Under normal market conditions, the Fund will invest significantly (generally, at least 40% of its net assets) in the securities of issuers organized or located outside the U.S. or doing business outside the U.S. (unless market conditions are not deemed favorable by the Adviser, in which case the Fund generally will invest at least 30% of its assets in such foreign securities). The Fund will invest its assets in various regions and countries, including the U.S., that encompass not less than three different countries overall. The Fund may hold an unlimited number of common stocks.

PERFORMANCE COMPARISON

TOTAL ANNUAL OPERATING EXPENSES* 4.50%			GROWTH OF $10,000(1)(2)

*  The Total Annual Operating Expenses are reflective of the information disclosed in the Funds’ Prospectus dated February 1, 2008 and may differ from the expense ratios disclosed in this report.

†  The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, acquired fund fees and expenses, litigation, brokerage and extraordinary expenses) to an annual rate of 0.75% of the Global Fund’s average net assets until December 31, 2008. This fee waiver may be terminated at any time after December 31, 2008. The Adviser may recoup any waived amount from a Fund pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

The performance data quoted here represent past performance, and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com. A redemption fee may be imposed on redemptions or exchanges of Fund shares held for 30 days or less.

NET EXPENSES*† 0.77%

NET ASSETS
	3/31/08	$84,256,454

NET ASSET VALUE
	Net Asset Value Per Share	$10.34

TOP FIVE HOLDINGS
	Julius Baer Holding Ltd.	4.90%
	Vestas Wind Systems A/S	4.55%
	Costco Wholesale Corporation	4.44%
	MasterCard, Inc. – Cl. A	4.31%
	Credit Suisse Group	4.11%

SECTOR ALLOCATION(3)

Initial public offerings ("IPOs") made a significant positive contribution to the Fund’s recent performance. There can be no assurance that similar contributions from IPOs will continue in the future.

The performance included in the table and graph does not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares.

(1)	The performance returns for the Global Fund reflect a fee waiver in effect; in the absence of such a waiver, the returns would be reduced.
(2)	This chart assumes an initial investment of $10,000 made on December 29, 2006 (inception). Total returns are based on change in NAV, assuming reinvestment of distributions.
(3)
Sector weightings represent the percentage of the Fund’s equity investments in certain general sectors. These sectors may include more than one industry. The Fund’s portfolio composition is subject to change at any time.

The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. You cannot invest directly in an index.

MARSICO GLOBAL FUND
SCHEDULE OF INVESTMENTS March 31, 2008 (Unaudited)

	Number of Shares	Value	Percent of Net Assets		Number of Shares	Value	Percent of Net Assets
COMMON STOCKS				COMMON STOCKS CONTINUED

Advertising Services				Finance - Investment Banker/Broker
JC Decaux S.A.	13,908	$ 408,844	0.49%	Credit Suisse Group	68,071	$ 3,464,897	4.11%
				Duff & Phelps Corporation – Cl. A*	33,436	601,514	0.71
Aerospace/Defense				JPMorgan Chase & Co.	55,418	2,380,203	2.83
Lockheed Martin Corporation	14,598	1,449,581	1.72			6,446,614	7.65
Raytheon Company	37,980	2,453,888	2.91
		3,903,469	4.63	Finance - Other Services
				Bovespa Holdings SA	149,127	2,009,947	2.39
Agricultural Chemicals
Monsanto Company	7,843	874,495	1.04	Hotels & Motels
				Mandarin Oriental International Ltd.	665,000	1,256,850	1.49
Automotive - Cars/Trucks - Parts & Equipment				Starwood Hotels & Resorts Worldwide, Inc.	36,803	1,904,555	2.26
BorgWarner, Inc.	48,831	2,101,198	2.49			3,161,405	3.75

Brewery				Industrial Gases
Heineken Holding N.V.	55,732	2,802,380	3.33	Praxair, Inc.	13,451	1,132,978	1.34

Casino Hotels				Investment Management/Advisory Services
Las Vegas Sands Corp.*	32,683	2,406,776	2.86	Oaktree Capital Group, LLC – Cl. A 144a	34,000	935,000	1.11
Cellular Telecommunications				Machinery - Construction & Mining
China Mobile Ltd. ADR	22,784	1,709,028	2.03	Hitachi Construction Machinery Co., Ltd.	25,000	625,752	0.74

Chemicals - Specialty				Machinery - Farm
Lonza Group AG	16,404	2,175,417	2.58	Deere & Company	9,473	762,008	0.90

Commercial Banks - Non-U.S.				Oil Companies - Integrated
Industrial and Commercial Bank of China – Cl. H	633,000	440,834	0.52	Galp Energia SGPS, S.A. – Cl. B Petroleo Brasileiro S.A. ADR	80,933 27,825	1,930,648 2,841,211	2.29 3.37
Julius Baer Holding Ltd.	56,009	4,128,344	4.90			4,771,859	5.66
		4,569,178	5.42	Physicians Practice Management
				athenahealth, Inc.*	15,849	375,146	0.45
Commercial Services
Live Nation, Inc.*	19,231	233,272	0.28	REITs - Mortgage
				Redwood Trust, Inc.	13,055	474,549	0.56
Commercial Services - Finance
MasterCard, Inc. – Cl. A	16,280	3,630,277	4.31	REITs - Warehouse/Industrial
				ProLogis	12,285	723,095	0.86
Computers
Research In Motion, Ltd.*	8,562	960,913	1.14	Retail - Apparel/Shoes
				lululemon athletica, inc.*	15,022	427,075	0.51
Distribution/Wholesale
Li & Fung Ltd.	120,000	442,523	0.52	Retail - Discount
				Costco Wholesale Corporation	57,620	3,743,571	4.44
Energy - Alternate Sources
Vestas Wind Systems A/S*	35,064	3,830,509	4.55	Retail - Drug Store
				CVS Caremark Corporation	8,264	334,775	0.40
Engineering/R&D Services
AECOM Technology Corporation*	21,993	572,038	0.68
The Shaw Group, Inc.*	40,989	1,932,222	2.29
		2,504,260	2.97

* Non-income producing.
See notes to financial statements.

MARSICO GLOBAL FUND
SCHEDULE OF INVESTMENTS March 31, 2008 (Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS CONTINUED				SHORT-TERM INVESTMENTS

Retail - Restaurants McDonald’s Corporation	26,614	$ 1,484,263	1.76%	SSgA Prime Money Market Fund, 3.34%	1	$ 1	0.00%
				SSgA U.S. Government Money Market Fund, 2.07%	3,789,044	3,789,044	4.50
Transportation - Rail America Latina Logistica S.A.	160,615	1,620,155	1.92	SSgA U.S. Treasury Money Market Fund, 1.17%	3,829,314	3,829,314	4.54
Canadian National Railway Company	50,744	2,451,950	2.91	Federal Home Loan Bank Discount Note, 1.50%, 4/1/08	8,500,000	8,500,000	10.09
Transportation - Services		4,072,105	4.83	TOTAL SHORT-TERM INVESTMENTS
Kuehne + Nagel International AG	17,016	1,702,285	2.02	(Cost $16,118,359)		16,118,359	19.13
Water				TOTAL INVESTMENTS (Cost $85,734,921)		85,436,413	101.40
Veolia Environnement	6,853	477,774	0.57
				Liabilities Less Cash and Other Assets		(1,179,959)	(1.40)
Web Portals/Internet Service Providers
Google, Inc. – Cl. A*	7,050	3,105,314	3.69	NET ASSETS		$ 84,256,454	100.00%

				SUMMARY OF INVESTMENTS BY COUNTRY
TOTAL COMMON STOCKS (Cost $69,616,562)		69,318,054	82.27	Country		Market Value	Percent of Investment Securities
				Brazil		6,471,313	7.6%
				Canada		3,839,938	4.5
				China		440,834	0.5
				Denmark		3,830,509	4.5
				France		886,618	1.0
				Hong Kong		3,408,401	4.0
				Japan		625,752	0.7
				Netherlands		2,802,380	3.3
				Portugal		1,930,648	2.3
				Switzerland		11,470,943	13.4
				United States(1)		49,729,077	58.2
				Total		$ 85,436,413	100.0%

* Non-income producing.
(1) Includes short-term securities.
See notes to financial statements.

MARSICO GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES		STATEMENT OF OPERATIONS
March 31, 2008 (Unaudited)		For the Six Months Ended March 31, 2008 (Unaudited)

(Amounts in thousands)		(Amounts in thousands)

ASSETS		INVESTMENT INCOME
Investments, at value (cost $85,735)	$ 85,436	Interest	$ 194
Receivable for investments sold	1,168	Dividends (net of $1 of non-reclaimable
Receivable for capital stock sold	190	foreign withholding taxes)	256
Interest and dividends receivable	93
Prepaid expenses and other assets	37	Total Investment Income	450

Total Assets	86,924	EXPENSES
		Investment advisory fees	269
LIABILITIES		Custody and fund accounting fees	81
Payable for investments purchased	2,382	Distribution fees	79
Payable for capital stock redeemed	143	Fund administration fees	37
Accrued investment advisory fee	9	Transfer agent fees and expenses	28
Accrued distribution fee	35	Federal and state registration fees	15
Accrued trustees’ fees	21	Printing and postage expenses	3
Accrued transfer agent fees and expenses	2	Miscellaneous	1
Accrued expenses and other liabilities	76	Professional fees	1
		Trustees’ fees and expenses	—	(1)
Total Liabilities	2,668
		Total Expenses	514
NET ASSETS	$ 84,256
		Less waiver of expenses and expenses paid indirectly	(276)
NET ASSETS CONSIST OF
Paid-in-capital	$ 90,003	Net Expenses	238
Accumulated net investment income	108
Accumulated net realized loss on investments		NET INVESTMENT INCOME	212
and foreign currency transactions	(5,555)
Net unrealized depreciation on investments		REALIZED AND UNREALIZED GAIN/LOSS
and foreign currency translations	(300)	Net realized loss on investments	(5,337)
		Net realized gain on foreign
NET ASSETS	$ 84,256	currency transactions	245
		Change in unrealized appreciation/
SHARES OUTSTANDING, $0.001 par value		depreciation on investments and
(Unlimited shares authorized)	8,149	foreign currency translations	(3,384)

NET ASSET VALUE, REDEMPTION PRICE, AND		Net Loss on Investments	(8,476)
OFFERING PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)*	$ 10.34	NET DECREASE IN NET ASSETS
		RESULTING FROM OPERATIONS	$ (8,264)

* (1)

Not in thousands.
Less than $1,000. Includes $639 for trustees' fees and expenses and $(948) for the unrealized depreciation related to the mark to market of the shares in the Deferred Fee Plan during the six months ended March 31, 2008.
See notes to financial statements.

MARSICO GLOBAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months	6/29/07*
	Ended 3/31/08	to 9/30/07
(Amounts in thousands)	(Unaudited)

OPERATIONS
Net investment income	$ 212	$ 57
Net realized gain (loss) on investments	(5,337)	350
Net realized gain (loss) on foreign currency transactions	245	(50)
Change in unrealized appreciation/depreciation
on investments and foreign currency translations	(3,384)	3,084

Net increase (decrease) in net assets resulting from operations	(8,264)	3,441

DISTRIBUTIONS
Net investment income	(236)	—
Net realized gains	(763)	—

Total distributions	(999)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	74,521	29,091
Proceeds from reinvestment of distributions	987	—
Redemption fees	23	5
Redemption of shares	(13,489)	(1,060)

Net increase from capital share transactions	62,042	28,036

TOTAL INCREASE IN NET ASSETS	52,779	31,477

NET ASSETS
Beginning of period	31,477	—

END OF PERIOD	$ 84,256	$ 31,477

Accumulated net investment income	108	132

TRANSACTIONS IN SHARES
Shares sold	6,547	2,851
Shares issued in reinvestment of distributions	84	—
Shares redeemed	(1,230)	(103)

Net increase	5,401	2,748

* Commencement of operations.
See notes to financial statements.

MARSICO GLOBAL FUND
FINANCIAL HIGHLIGHTS
For a Fund Share Outstanding	Six Months		6/29/07*
Throughout the Period.	Ended 3/31/08		to 9/30/07
	(Unaudited)

Net Asset Value, Beginning of Period	$ 11.46		$ 10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.03		0.02
Net realized and unrealized gains (losses) on investment	(0.93)		1.44

Total from investment operations	(0.90)		1.46

DISTRIBUTIONS & OTHER
Net investment income	(0.05)		—
Net realized gains	(0.17)		—
Redemption fees [See Note 2(i)]	—	(1)	—	(1)
Total distributions & other	(0.22)		—

NET ASSET VALUE, END OF PERIOD	$ 10.34		$ 11.46

TOTAL RETURN	(8.06)%	(4)	14.60%	(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000s)	$ 84,256		$ 31,477

Ratio of expenses to average net assets, less waivers and before expenses paid indirectly	0.75%	(3)	0.75%	(3)

Ratio of net investment income to average net assets, net of waivers and expenses paid indirectly	0.67%	(3)	1.06%	(3)

Ratio of expenses to average net assets, before waivers and expenses paid indirectly	1.62%	(3)	4.48%	(3)

Ratio of net investment loss to average net assets, before waivers and expenses paid indirectly	(0.20)%	(3)	(2.67)%	(3)

Portfolio turnover rate(2)	80%	(4)	56%	(5)

* Commencement of operations.
(1) Less than $0.01.
(2) Portfolio turnover is greater than most funds due to the investment style of the Fund.
(3) Annualized.
(4) Not annualized for the six months ended March 31, 2008.
(5) Not annualized for the period June 29, 2007 to September 30, 2007.
See notes to financial statements.

MARSICO FUNDS

NOTES TO FINANCIAL STATEMENTS March 31, 2008 (UNAUDITED)

1. Organization

The Marsico Investment Fund (the "Trust") was organized on October 1, 1997, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Focus Fund, the Growth Fund, the 21st Century Fund, the International Opportunities Fund, the Flexible Capital Fund, and the Global Fund (collectively, the "Funds") are separate investment portfolios of the Trust. The Focus Fund and the Flexible Capital Fund are non-diversified funds and the Growth Fund, the 21st Century Fund, the International Opportunities Fund, and the Global Fund are diversified funds. The Focus and Growth Funds commenced operations on December 31, 1997, the 21st Century Fund commenced operations on February 1, 2000, the International Opportunities Fund commenced operations on June 30, 2000, the Flexible Capital Fund commenced operations on December 29, 2006, and the Global Fund commenced operations on June 29, 2007. Affiliates of the Adviser hold approximately 24% of the Flexible Capital Fund and 7% of the Global Fund as of March 31, 2008.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with Generally Accepted Accounting Principles ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Certain prior year information has been reformatted to conform to the current year presentation.

(a) Investment Valuation—A security traded on a recognized stock exchange is valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale is reported on the valuation date, the most current bid price will generally be used. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related U.S.- traded securities, as represented by the S&P 500 Index.

(b) Expenses—The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodial fees.

MARSICO FUNDS

Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. The Funds’ expenses may be reduced by voluntary advisory fee waivers, brokerage credits and uninvested cash balances earning interest or credits. Such credits are included in Waiver of Expenses and Expenses Paid Indirectly in the Statement of Operations.

The Funds received credits on certain custody account balances which reduced certain transfer agent fees and expenses in the amount of $3,259, $2,065, $1,785, $568, $15, and $44 for the Focus Fund, Growth Fund, 21st Century Fund, International Opportunities Fund, Flexible Capital Fund, and Global Fund respectively, for the six months ended March 31, 2008. Custody account earnings credits are included in Expenses Paid Indirectly on the Statements of Operations.

(c) Federal Income Taxes—Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal and state income taxes.  Certain funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

(d) Distributions to Shareholders—Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as deferral of wash sales, foreign currency transactions, deferred trustees compensation, net operating losses and post-October capital losses.

(e) Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. Values of securities denominated in foreign currencies are translated into U.S. dollars at 4:00 p.m. ET. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held.

MARSICO FUNDS

NOTES TO FINANCIAL STATEMENTS March 31, 2008 (UNAUDITED) (continued)

(f) Forward Currency Contracts and Futures Contracts—The Funds may enter into forward currency contracts to reduce their exposure to changes in foreign currency exchange rates on their foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Funds are fully collateralized by other securities. If held by the Funds, such collateral would be in the possession of the Funds’ custodian. The collateral would be evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Futures contracts are marked to market daily and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

The Funds may enter into "futures contracts" and "options" on securities, financial indexes, foreign currencies, forward contracts, interest rate swaps and swap-related products. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. There were no futures, forward currency contracts, or swap-related products open as of March 31, 2008.

(g) Options Contracts—The Funds may purchase and write (sell) put and call options on foreign and domestic stock indices, foreign currencies and U.S. and foreign securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets. These transactions are for hedging purposes or for the purpose of earning additional income. In addition, the Funds may enter into such transactions for cross-hedging purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities

MARSICO FUNDS

sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. There were no options open as of March 31, 2008.

(h) Trustees’ Deferred Fee Plan— Effective February 1, 2000, the Board of Trustees adopted the Marsico Investment Fund Deferred Fee Plan (the "Deferred Fee Plan"), amended and restated as of December 30, 2005, which allows the Trustees to defer the receipt of all or a portion of their compensation received from the Funds. Any deferred fees are credited to accounts established on behalf of the Trustees into the Funds as directed by each Trustee. The amounts credited to these accounts increase or decrease in accordance with the performance of the Funds selected by the Trustees. The market value of the deferred account balances as of March 31, 2008 is shown on the Statement of Assets and Liabilities as part of an asset account, "Prepaid expenses and other assets," and a liability account, "Accrued trustees’ fees." Additionally, the fluctuation of the account balances due to the Funds performance is recorded by the Funds as unrealized appreciation/(depreciation) which is shown as part of "Net unrealized appreciation on investments and foreign currency translations" on the Statement of Assets and Liabilities and as compensation expense which is shown as part of the expense account "Trustees’ fees and expenses" on the Statement of Operations. Fees earned and deferred by the Trustees for the six months ended March 31, 2008 are also included in "Trustees’ fees and expenses" on the Statement of Operations. Amounts credited to the Deferred Fee Plan will be deferred until distributed in accordance with the Deferred Fee Plan.

(i) Redemption Fee—A 2.00% redemption fee is retained by the Funds to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on certain redemptions or exchanges of shares held 30 days or less from their purchase date. Redemption fees are recorded by the Funds as a reduction of shares redeemed and as a credit to paid-in-capital. For the six months ended March 31, 2008, the Focus Fund, Growth Fund, 21st Century Fund, International Opportunities Fund, Flexible Capital Fund and Global Fund received $25,673, $83,553, $109,526, $80,756,

MARSICO FUNDS

NOTES TO FINANCIAL STATEMENTS March 31, 2008 (UNAUDITED) (continued)

$1,346 and $22,562, respectively, in redemption fees.

(j) Financial Accounting Standards Board Interpretation No. 48—In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Focus Fund, Growth Fund, 21st Century Fund, and International Opportunities Fund adopted the Interpretation on October 1, 2007. The Flexible Capital Fund and Global Fund adopted the Interpretation at their respective commencement dates. The interpretation requires management to analyze all open tax years, fiscal years 2003-2006 as defined by statute of limitations, for all major jurisdictions, including federal tax authorities and certain tax authorities. Management has evaluated the application of the Interpretation to the Funds and has determined there is no material impact on the Funds’ financial statements.

(k) Other—Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis.

   During the six months ended March 31, 2008, a broker reimbursed $5,919 to the Flexible Capital Fund and $57,680 to the Global Fund for losses due to a processing error. These reimbursements did not have an impact on the total return of these Funds.

(l) Indemnifications—In the normal course of business, the Funds enter into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. Investment Advisory Agreement and Transactions With Affiliates

Each Fund has an agreement with Marsico Capital Management, LLC (the "Adviser") to furnish investment advisory services to the Funds. Under the terms of these agreements, the Adviser is compensated for managing the Focus Fund and the Growth Fund at the rate of 0.85% per year of average daily net assets up to $3 billion in each Fund, and 0.75% per year of average daily net assets exceeding $3 billion in each Fund; and at a rate of 0.85% of the average daily net assets of the 21st Century Fund, the International Opportunities Fund, the Flexible Capital Fund, and the Global Fund. The Adviser has voluntarily agreed to limit the total expenses of each Fund (excluding interest, taxes, acquired fund fees and expenses, litigation, brokerage and extraordinary expenses) to an annual rate of 1.60% of the Focus and International Opportunities Funds’ average net assets, 1.50% of the Growth and the 21st Century Funds’ average

MARSICO FUNDS

net assets, and 0.75% of the Flexible Capital and Global Funds’ average net assets until December 31, 2008. This fee waiver is voluntary and may be terminated at any time. Prior to June 1, 2007, the Adviser’s voluntary limitation agreement relating to the Flexible Capital Fund limited total expenses of the Flexible Capital Fund (excluding interest, taxes, acquired fund fees and expenses, litigation, brokerage and extraordinary expenses) to an annual rate of 1.60% of the Flexible Capital Fund’s average net assets.

The voluntary waiver of expenses for the year ended September 30, 2003 excludes as an extraordinary item the unrealized appreciation of $30,090 and $17,937, respectively, for the 21st Century Fund and International Opportunities Fund related to the mark-to-market of the shares of the Deferred Fee Plan. As a result, the unrealized appreciation is retained by the Funds in accordance with the Deferred Fee Plan. For periods subsequent to September 30, 2003, unrealized appreciation/depreciation of Fund shares in the Deferred Fee Plan will be subject to the Funds’ expense reimbursement agreement with the Adviser.

The Adviser is entitled to reimbursement from a Fund of any fees waived pursuant to this arrangement if such reimbursements do not cause a Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. As of March 31, 2008, reimbursements that may potentially be made by the Flexible Capital Fund and the Global Fund to the Adviser are $358,684 and $475,670, respectively, which expire between 2010 and 2011.

Prior to December 14, 2007, Banc of America Securities was an affiliate of the Adviser. Banc of America Securities may be designated as an introductory broker on certain Fund transactions. For the six months ended March 31, 2008, none of the Funds paid brokerage commissions to Banc of America Securities.

Thomas F. Marsico, the founder and CEO of the Adviser, and a company controlled by him, completed a buy back of ownership of the Adviser from Bank of America Corporation on December 14, 2007, following approval of new investment advisory and management agreements by shareholders of the Funds. Previously, the Adviser had been a wholly-owned subsidiary of the Bank of America Corporation since 2001.

The new investment advisory and management agreements are identical in all material respects to the agreements previously in place, and the change in control did not change in any significant way the services provided to the Funds.

4. Service and Distribution Plan

The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of a Fund’s average daily net assets.

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NOTES TO FINANCIAL STATEMENTS March 31, 2008 (UNAUDITED) (continued)
5.	Investment Transactions
	The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the period ended March 31, 2008, were as follows:
	(Amounts in thousands)	Focus Fund	Growth Fund		21st Century Fund		International Opportunities Fund	Flexible Capital Fund	Global Fund
	Purchases	$1,791,380	$1,119,790		$1,677,445		$477,851	$ 21,991	$94,286
	Sales	$2,264,359	$1,069,868		$1,463,176		$402,343	$26,207	$43,407
	There were no purchases or sales of U.S. government securities, excluding short-term investments.
6.	Transactions with Affiliated Companies

KKR Financial Holdings LLC is deemed to be an affiliated company of the 21st Century Fund for the six months ended March 31, 2008. An affiliated company is a company in which a fund has ownership of at least 5% of the outstanding voting securities during the period. The 21st Century Fund conducted the following transactions during the six months ended March 31, 2008 in the shares of affiliated companies as so defined:

	21st Century Fund	Market Value at 9/30/07	Purchases		Sales		Realized Gain/(Loss)	Dividend Income	Market Value at 3/31/08
			Shares	$ Cost	Shares	$ Cost
	KKR Financial Holdings, LLC*	$100,270,592	—	$ —	2,247,614	$32,365,642	$(3,197,600)	$5,900,777	$46,882,044
	* Company was not an affiliate at March 31, 2008.
7.	Federal Income Tax Information
	At March 31, 2008 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:
	(Amounts in thousands)	Focus Fund	Growth Fund		21st Century Fund		International Opportunities Fund	Flexible Capital Fund	Global Fund
	Cost of Investments	$3,238,207	$2,192,039		$2,350,397		$720,959	$17,303	$86,601
	Gross Unrealized Appreciation	$774,444	$680,796		$191,449		$115,503	$1,157	$1,389
	Gross Unrealized Depreciation	(88,184)	(171,947)		(141,902)		(20,907)	(768)	(2,553)
	Net Unrealized Appreciation (Depreciation) on investments	$686,260	$508,849		$49,547		$94,596	$389	$(1,164)

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The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and foreign currency transactions.

The 21st Century, International Opportunities and Flexible Capital Funds had realized currency losses (in thousands) from transactions between November 1, 2006 and September 30, 2007 of $355, $283 and $11 respectively. Post-October currency losses and capital losses are treated as arising in the fund’s next fiscal year.

The Growth and 21st Century Funds utilized (in thousands) $25,104 and $105, respectively, of its capital loss carryforwards during the year ended September 30, 2007.

As of September 30, 2007 the components of accumulated earnings (deficit) on a tax basis were as follows:

(Amounts in thousands)	Focus Fund	Growth Fund	21st Century Fund	International Opportunities Fund	Flexible Capital Fund	Global Fund
Undistributed ordinary income (deficit)	$(701)	$(380)	$81,169	$35,805	$1,046	$563
Undistributed long-term capital gains	322,190	94,089	23,195	51,126	14	—
Tax accumulated earnings	321,489	93,709	104,364	86,931	1,060	563
Accumulated Capital and Other Losses	—	—	(355)	(283)	(11)	—
Unrealized appreciation on investments	1,492,052	925,352	402,796	189,804	1,483	2,953
Total accumulated earnings	$1,813,541	$1,019,061	$506,805	$276,452	$2,532	$3,516

Undistributed ordinary income (deficit) consists of net investment income, short-term capital gains and timing differences related to post-October currency losses and deferred Trustees’ compensation.

The Focus, 21st Century, and International Opportunities Funds distributed to shareholders (in thousands) ordinary income of $5,110, $10,724 and $9,321, respectively, for the fiscal year ended September 30, 2007. The Focus and International Opportunities Funds distributed to shareholders (in thousands) long term capital gains of $118,229 and $16,411, respectively, for the fiscal year ended September 30, 2007.

The 21st Century and International Opportunities Funds distributed to shareholders (in thousands) ordinary income of $67 and $2,078, respectively, for the fiscal year ended September 30, 2006.

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NOTES TO FINANCIAL STATEMENTS March 31, 2008 (UNAUDITED) (continued)

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market
		participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied; the Statement will be effective for the Funds beginning October 1, 2008. As of March 31, 2008, management does not believe the adoption of the Statement will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Results of Shareholder Meeting (Unaudited)

A special meeting of shareholders of the Trust was held on November 9, 2007, a continuation of the meeting held on October 12, 2007.

The sole matter voted on by the shareholders of record as of July 26, 2007 (the "Record Date") was the approval of new Investment Advisory and Management Agreements for each of the Funds. The number of shares outstanding for each Fund as of the Record Date was 236,914,857 for the Focus Fund; 132,813,850 for the Growth Fund; 125,873,061 for the 21st Century Fund; and 41,093,133 for the International Opportunities Fund.

With respect to the proposal to approve the new Investment Advisory and Management Agreement for each of the Funds, the results of the vote were as follows:

FUND	FOR	AGAINST	ABSTAIN
Focus Fund	115,458,798	2,765,940	6,688,289
Growth Fund	68,104,290	774,234	3,369,075
21st Century Fund	64,837,358	1,081,319	1,923,931
International Opportunities Fund	21,692,237	343,892	656,855

Shareholders of the Flexible Capital Fund and the Global Fund approved new Investment Advisory and Management Agreements at the special meeting of shareholders on October 12, 2007, as reported in the Trust’s Annual Report dated September 30, 2007.

MARSICO FUNDS

EXPENSE EXAMPLE For the six months ended March 31, 2008 (UNAUDITED)

As a shareholder of the Marsico Funds (the "Funds"), you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions; and (2) ongoing costs, including management fees; distribution (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008 (the "period").

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

MARSICO FUNDS
EXPENSE EXAMPLE For the six months ended March 31, 2008 (UNAUDITED)
Expenses Paid During the Period

	FOCUS FUND
	Beginning account value October 1, 2007	Ending account value March 31, 2008	Expenses paid for the six-month period ended March 31, 2008 (1)
Actual Example	$1,000.00	$864.80	$5.68
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,018.91	$6.14

	GROWTH FUND
	Beginning account value October 1, 2007	Ending account value March 31, 2008	Expenses paid for the six-month period ended March 31, 2008 (1)
Actual Example	$1,000.00	$860.50	$5.82
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,018.75	$6.31

	21st CENTURY FUND
	Beginning account value October 1, 2007	Ending account value March 31, 2008	Expenses paid for the six-month period ended March 31, 2008 (1)
Actual Example	$1,000.00	$864.00	$5.97
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,018.60	$6.46

	INTERNATIONAL OPPORTUNITIES FUND
	Beginning account value October 1, 2007	Ending account value March 31, 2008	Expenses paid for the six-month period ended March 31, 2008 (1)
Actual Example	$1,000.00	$896.40	$6.42
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,018.23	$6.83

(1)
Expenses are equal to the Funds’ annualized expense ratios (1.217% for the Focus Fund, 1.251% for the Growth Fund, 1.281% for the 21st Century Fund, 1.355% for the International Opportunities Fund, 0.750% for the Flexible Capital Fund, and 0.750% for the Global Fund), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period).

MARSICO FUNDS
EXPENSE EXAMPLE For the six months ended March 31, 2008 (UNAUDITED)
Expenses Paid During the Period

	FLEXIBLE CAPITAL FUND
	Beginning account value October 1, 2007	Ending account value March 31, 2008	Expenses paid for the six-month period ended March 31, 2008 (1)
Actual Example	$1,000.00	$907.80	$3.58
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,021.25	$3.79

	GLOBAL FUND
	Beginning account value October 1, 2007	Ending account value March 31, 2008	Expenses paid for the six-month period ended March 31, 2008 (1)
Actual Example	$1,000.00	$919.40	$3.60
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,021.25	$3.79

(1)
Expenses are equal to the Funds’ annualized expense ratios (1.217% for the Focus Fund, 1.251% for the Growth Fund, 1.281% for the 21st Century Fund, 1.355% for the International Opportunities Fund, 0.750% for the Flexible Capital Fund, and 0.750% for the Global Fund), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period).

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OTHER INFORMATION (Unaudited)

Proxy Voting Guidelines

The Funds exercise the voting rights associated with the securities held by the Funds under the proxy voting policy of the Funds. A description of those policies and procedures of the Funds and a record of the Funds’ proxy votes for the one-year period ended June 30, 2007 are available without charge, upon request, by calling 888-860-8686. It is also available on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Filing of Portfolio Holdings

The Funds will file their complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will be available (i) on the SEC’s Website at www.sec.gov; (ii) at the SEC’s Public Reference Room; and (iii) by calling 800-SEC-0330.

MARSICO FUNDS℠

Helping you appreciate life℠

The Marsico Investment Fund

UMB Distribution Services, LLC, Distributor

P.O. Box 3210, Milwaukee, WI 53201-3210

www.marsicofunds.com • 888.860.8686

©2008 MARSICO CAPITAL MANAGEMENT, LLC

Not authorized for distribution unless preceded or accompanied by an effective Marsico Funds prospectus.
The ticker symbols on page one are fictitious and do not refer to existing securities.

Item 2.	Code of ethics
Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert
Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services
Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants
Not applicable.

Item 6.	Schedule of Investments
The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies
Not applicable.

Item 9.	Purchases of Equity securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11.	Controls and Procedures
(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.		Exhibits
(a)	(1)	Code of Ethics
		Not applicable to semi-annual reports.
(a)	(2)	Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a))
		Filed as an attachment to this filing.
(a)	(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended, that was sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.
		Not applicable.

(b)		Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350)
		Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By:	/s/ Thomas F. Marsico
Thomas F. Marsico
President

Date:	May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas F. Marsico
Thomas F. Marsico
President

Date:	May 21, 2008

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Vice President and Treasurer

Date:	May 21, 2008